UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

60 State Street

7th Floor, Suite 727

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

60 State Street

7th Floor, Suite 727

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: December 31, 2013

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semiannual Report

December 31, 2013

Before investing you should carefully consider a Fund's investment objectives, risks, charges and expenses. This and other information is in the prospectus, which can be obtained by visiting www.quant-shares.com. Please read the prospectus carefully before you invest.

Risks:  There is no guarantee that a Fund will achieve its objective. Investing involves risk, including possible loss of principal. There is a risk that during a “bull” market, when most equity securities and long only ETFs are increasing in value, a Fund's short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security's price is peaking. The value of an investment in a Fund may fall, sometimes sharply, and you could lose money by investing in a Fund. A Fund may utilize derivatives and, as a result, the Fund could lose more that the amount it invests. When utilizing short selling, the amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain. For further risk information on each Fund, please read the prospectus.

Shares of QuantShares are bought and sold at market price (not NAV, as defined below) and are not individually redeemed from a Fund. Brokerage commissions will reduce returns. Market Price (as defined below) returns are based upon the midpoint of the bid/ask spread at 4:00 PM Eastern time (when NAV is normally determined), and do not represent the returns you would receive if you traded shares at other times. Fund returns assume that dividends and capital gains distributions have been reinvested in a Fund at NAV. Some performance results reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers, results would have been less favorable.

Beta is a measure of an asset's sensitivity to an underlying index. Long is purchasing a stock with the expectation that it is going to rise in value. Short is selling stock with the expectation of profiting by buying it back later at a lower price. Spread Return is the return earned between the long and short portfolios within each ETF. One cannot invest directly in an index.

Shares are not individually redeemable and can be redeemed only in Creation Units, and the purchase and sale price of individual Shares trading on an Exchange may be below, at, or above the most recently calculated NAV for such Shares.

Distributor:  Foreside Fund Services, LLC

I	Allocation of Portfolio Holdings and Sector Weightings
1	Schedule of Investments
1	QuantShares U.S. Market Neutral Momentum Fund
9	QuantShares U.S. Market Neutral Value Fund
16	QuantShares U.S. Market Neutral Size Fund
24	QuantShares U.S. Market Neutral Anti-Beta Fund
32	Statements of Assets and Liabilities
33	Statements of Operations
34	Statements of Changes in Net Assets
36	Financial Highlights
38	Notes to Financial Statements
50	Expense Examples
54	Additional Information

Each Fund invests in certain securities long and certain securities short pursuant to its Target Index, and the performance of a Fund depends on the difference in the rates of return (i.e., the spread return) between the long positions and the short positions. If the long positions appreciate more or decline less than the short positions, then a Fund will generate a positive return. If the long positions appreciate less or decline more than the short positions, however, a Fund will generate a negative return.

The “U.S. Thematic Market Neutral IndicesSM” are a product of Dow Jones Indexes, the marketing name and a licensed trademark of CME Group Index Services LLC (“CME”), and have been licensed for use. “Dow Jones®”, “U.S. Thematic Market Neutral IndicesSM” and “Dow Jones Indexes” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed for use for certain purposes by FFCM LLC (“Licensee”). The Funds based on the U.S. Thematic Market Neutral IndicesSM are not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates. Dow Jones, CME and their respective affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dow Jones', CME’s and their respective affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of Dow Jones and of the “U.S. Thematic Market Neutral IndicesSM” which is determined, composed and calculated by CME without regard to the Licensee or the Funds. Dow Jones and CME have no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating “U.S. Thematic Market Neutral IndicesSM”. Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash. Dow Jones, CME and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by the Licensee, but which may be similar to and competitive with the Funds. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the “U.S. Thematic Market Neutral IndicesSM”. It is possible that this trading activity will affect the value of the “U.S. Thematic Market Neutral IndicesSM” and the Funds.

DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE U.S. THEMATIC MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE U.S. THEMATIC MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY, NON-INFRINGEMENT OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE U.S. THEMATIC MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME AND THE LICENSEE, OTHER THAN THE LICENSORS OF CME.

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2013 (Unaudited)

QuantShares U.S. Market Neutral Momentum Fund (MOM)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Momentum Index (the “Target Momentum Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Momentum Index. The Target Momentum Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Held Long	89%
Equity Securities Held Short	-90%
Swap Agreements Held Long	11%
Swap Agreements Held Short	-10%

Largest Equity Holdings — Long

Company	% of Net Assets
Graham Holdings Co., Class B	0.5%
Netflix, Inc.	0.5%
Chipotle Mexican Grill, Inc.	0.5%
priceline.com, Inc.	0.5%
Nu Skin Enterprises, Inc., Class A	0.5%
Gilead Sciences, Inc.	0.5%
Alliance Data Systems Corp.	0.4%
athenahealth, Inc.	0.4%
Cheniere Energy, Inc.	0.4%
Generac Holdings, Inc.	0.4%

Largest Equity Holdings — Short

Company	% of Net Assets
NVR, Inc.	-0.5%
Equinix, Inc.	-0.5%
Cameron International Corp.	-0.5%
Panera Bread Co., Class A	-0.5%
American Tower Corp.	-0.5%
Ralph Lauren Corp.	-0.5%
CF Industries Holdings, Inc.	-0.5%
Roper Industries, Inc.	-0.5%
Wal-Mart Stores, Inc.	-0.5%
Yum! Brands, Inc.	-0.5%

Sector Weightings	% of Long Weight	% of Short Weight
Energy	7.52%	-7.52%
Basic Materials	5.01%	-5.01%
Industrials	18.03%	-18.04%
Consumer Goods	10.02%	-10.04%
Health Care	8.52%	-8.50%
Consumer Services	14.56%	-14.53%
Telecommunications	1.00%	-1.00%
Utilities	4.51%	-4.51%
Financials	20.02%	-19.99%
Technology	11.01%	-11.00%

I

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2013 (Unaudited)

QuantShares U.S. Market Neutral Value Fund (CHEP)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Value Index (the “Target Value Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Value Index. The Target Value Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Held Long	89%
Equity Securities Held Short	-90%
Swap Agreements Held Long	11%
Swap Agreements Held Short	-11%

Largest Equity Holdings — Long

Company	% of Net Assets
Ashland, Inc.	0.5%
Alliant Techsystems, Inc.	0.5%
Goldman Sachs Group, Inc./The	0.5%
Humana, Inc.	0.4%
WellPoint, Inc.	0.4%
Northrop Grumman Corp.	0.4%
Apache Corp.	0.4%
Devon Energy Corp.	0.4%
Newfield Exploration Co.	0.4%
Hertz Global Holdings, Inc.	0.4%

Largest Equity Holdings — Short

Company	% of Net Assets
Chipotle Mexican Grill, Inc.	-0.5%
Amazon.com, Inc.	-0.5%
Regeneron Pharmaceuticals, Inc.	-0.5%
Alliance Data Systems Corp.	-0.5%
LinkedIn Corp., Class A	-0.5%
CoStar Group, Inc.	-0.5%
Netflix, Inc.	-0.5%
Pioneer Natural Resources Co.	-0.5%
Alexion Pharmaceuticals, Inc.	-0.5%
Celgene Corp.	-0.5%

Sector Weightings	% of Long Weight	% of Short Weight
Energy	8.03%	-8.03%
Basic Materials	4.51%	-4.52%
Industrials	18.04%	-18.03%
Consumer Goods	10.03%	-10.03%
Health Care	9.02%	-9.05%
Consumer Services	14.54%	-14.56%
Telecommunications	1.00%	-1.00%
Utilities	4.51%	-4.52%
Financials	19.54%	-19.53%
Technology	11.02%	-11.02%

II

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2013 (Unaudited)

QuantShares U.S. Market Neutral Size Fund (SIZ)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Size Index (the “Target Size Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Size Index. The Target Size Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Held Long	89%
Equity Securities Held Short	-89%
Swap Agreements Held Long	11%
Swap Agreements Held Short	-11%

Largest Equity Holdings — Long

Company	% of Net Assets
NVR, Inc.	0.5%
Middleby Corp./The	0.5%
Generac Holdings, Inc.	0.4%
FEI Co.	0.4%
Alliant Techsystems, Inc.	0.4%
Vail Resorts, Inc.	0.4%
Silgan Holdings, Inc.	0.4%
Newfield Exploration Co.	0.4%
Teekay Corp.	0.4%
SandRidge Energy, Inc.	0.4%

Largest Equity Holdings — Short

Company	% of Net Assets
Mastercard, Inc., Class A	-0.5%
priceline.com, Inc.	-0.5%
Visa, Inc., Class A	-0.5%
FedEx Corp.	-0.5%
3M Co.	-0.5%
Chevron Corp.	-0.5%
Celgene Corp.	-0.5%
Ecolab, Inc.	-0.4%
Boeing Co./The	-0.4%
Northrop Grumman Corp.	-0.4%

Sector Weightings	% of Long Weight	% of Short Weight
Energy	7.53%	-7.53%
Basic Materials	4.51%	-4.53%
Industrials	18.06%	-18.08%
Consumer Goods	10.06%	-10.03%
Health Care	9.01%	-9.04%
Consumer Services	14.04%	-14.05%
Telecommunications	1.51%	-1.51%
Utilities	5.00%	-5.01%
Financials	19.53%	-19.60%
Technology	11.02%	-11.02%

III

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2013 (Unaudited)

QuantShares U.S. Market Neutral Anti-Beta Fund (BTAL)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (the “Target Anti-Beta Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Anti-Beta Index. The Target Anti-Beta Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Held Long	90%
Equity Securities Held Short	-90%
Swap Agreements Held Long	10%
Swap Agreements Held Short	-10%

Largest Equity Holdings — Long

Company	% of Net Assets
Apple, Inc.	0.5%
Sherwin-Williams Co./The	0.5%
Core Laboratories N.V.	0.5%
Charter Communications, Inc., Class A	0.5%
O'Reilly Automotive, Inc.	0.5%
AvalonBay Communities, Inc.	0.5%
Chevron Corp.	0.5%
Actavis plc	0.5%
Boeing Co./The	0.5%
McDonald's Corp.	0.5%

Largest Equity Holdings — Short

Company	% of Net Assets
priceline.com, Inc.	-0.5%
BlackRock, Inc.	-0.5%
Netflix, Inc.	-0.5%
Regeneron Pharmaceuticals, Inc.	-0.5%
Amazon.com, Inc.	-0.5%
Gilead Sciences, Inc.	-0.5%
Cheniere Energy, Inc.	-0.5%
Hertz Global Holdings, Inc.	-0.5%
Seattle Genetics, Inc.	-0.5%
Freeport-McMoran Copper & Gold, Inc.	-0.5%

Sector Weightings	% of Long Weight	% of Short Weight
Energy	8.04%	-8.02%
Basic Materials	4.51%	-4.52%
Industrials	18.05%	-18.02%
Consumer Goods	10.52%	-10.51%
Health Care	9.02%	-9.03%
Consumer Services	14.03%	-14.09%
Telecommunications	1.00%	-1.00%
Utilities	4.51%	-4.51%
Financials	19.52%	-19.54%
Technology	11.04%	-11.01%

IV

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long – 89.2%
Aerospace & Defense – 4.5%
Alliant Techsystems, Inc.(a)	47	$5,719
B/E Aerospace, Inc.(a)*	66	5,744
Boeing Co./The	42	5,733
Curtiss-Wright Corp.	92	5,725
DigitalGlobe, Inc.*	139	5,720
Exelis, Inc.	301	5,737
Hexcel Corp.*	128	5,720
Huntington Ingalls Industries, Inc.(a)	64	5,761
Northrop Grumman Corp.(a)	50	5,730
Spirit Aerosystems Holdings, Inc., Class A*	169	5,760
		57,349
Airlines – 1.8%
Alaska Air Group, Inc.(a)	78	5,723
Delta Air Lines, Inc.	208	5,714
Southwest Airlines Co.	304	5,727
Spirit Airlines, Inc.*	126	5,722
		22,886
Auto Components – 2.7%
Delphi Automotive plc	96	5,772
Gentex Corp.	174	5,740
Goodyear Tire & Rubber Co./The	240	5,724
Johnson Controls, Inc.	112	5,746
Lear Corp.(a)	71	5,749
Tenneco, Inc.(a)*	101	5,714
		34,445
Automobiles – 0.4%
Tesla Motors, Inc.(a)*	38	5,714
Beverages – 0.4%
Constellation Brands, Inc., Class A(a)*	81	5,701
Biotechnology – 4.0%
Aegerion Pharmaceuticals, Inc.(a)*	81	5,748
Alkermes plc*	141	5,733
Alnylam Pharmaceuticals, Inc.(a)*	89	5,725
Celgene Corp.(a)*	34	5,745
Gilead Sciences, Inc.(a)*	77	5,787
Incyte Corp. Ltd.*	113	5,721
Isis Pharmaceuticals, Inc.*	144	5,737
Pharmacyclics, Inc.(a)*	54	5,712
United Therapeutics Corp.*	51	5,767
		51,675
Building Products – 0.9%
A.O. Smith Corp.	106	5,718
Lennox International, Inc.(a)	67	5,699
		11,417

	Number of Shares	Value
Capital Markets – 5.3%
Affiliated Managers Group, Inc.(a)*	26	$5,639
Ameriprise Financial, Inc.	50	5,752
BlackRock, Inc.(a)	18	5,696
Charles Schwab Corp./The	220	5,720
E*TRADE Financial Corp.(a)*	292	5,735
Financial Engines, Inc.	82	5,697
LPL Financial Holdings, Inc.	122	5,738
Morgan Stanley	183	5,739
SEI Investments Co.	164	5,696
State Street Corp.	78	5,724
TD Ameritrade Holding Corp.	187	5,730
Waddell & Reed Financial, Inc., Class A	88	5,731
		68,597
Chemicals – 3.6%
Ecolab, Inc.(a)	55	5,735
Huntsman Corp.	234	5,756
LyondellBasell Industries N.V., Class A(a)	71	5,700
PolyOne Corp.	163	5,762
PPG Industries, Inc.(a)	30	5,690
Rockwood Holdings, Inc.(a)	79	5,682
W.R. Grace & Co.(a)*	58	5,734
Westlake Chemical Corp.(a)	47	5,737
		45,796
Commercial Banks – 0.9%
FirstMerit Corp.	258	5,736
SVB Financial Group(a)*	55	5,767
		11,503
Commercial Services & Supplies – 0.9%
Pitney Bowes, Inc.	245	5,708
R.R. Donnelley & Sons Co.(a)	282	5,719
		11,427
Communications Equipment – 0.5%
ViaSat, Inc.(a)*	92	5,764
Computers & Peripherals – 1.8%
3D Systems Corp.(a)*	62	5,762
Hewlett-Packard Co.	204	5,708
Seagate Technology plc	102	5,728
Western Digital Corp.	68	5,705
		22,903
Construction & Engineering – 0.5%
Chicago Bridge & Iron Co. N.V.(a)	69	5,737
Consumer Finance – 0.9%
Portfolio Recovery Associates, Inc.(a)*	108	5,707
SLM Corp.	218	5,729
		11,436

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Number of Shares	Value
Containers & Packaging – 1.3%
Owens-Illinois, Inc.*	161	$5,761
Packaging Corp. of America	90	5,695
Sealed Air Corp.	169	5,754
		17,210
Diversified Financial Services – 1.8%
CBOE Holdings, Inc.	111	5,768
IntercontinentalExchange Group, Inc.	25	5,623
Moody's Corp.	73	5,728
NASDAQ OMX Group, Inc./The	144	5,731
		22,850
Diversified Telecommunication Services – 0.5%
Level 3 Communications, Inc.*	173	5,738
Electrical Equipment – 0.9%
EnerSys, Inc.(a)	82	5,748
Generac Holdings, Inc.	102	5,777
		11,525
Electronic Equipment, Instruments & Components – 1.3%
Belden, Inc.	82	5,777
Cognex Corp.*	150	5,727
FEI Co.(a)	64	5,719
		17,223
Energy Equipment & Services – 0.9%
Core Laboratories N.V.(a)	30	5,729
Dril-Quip, Inc.(a)*	52	5,716
		11,445
Food & Staples Retailing – 0.9%
Rite Aid Corp.*	1,129	5,713
Safeway, Inc.	176	5,732
		11,445
Food Products – 0.9%
Green Mountain Coffee Roasters, Inc.*	76	5,744
Tyson Foods, Inc., Class A	172	5,755
		11,499
Gas Utilities – 1.3%
Atmos Energy Corp.	126	5,723
National Fuel Gas Co.	80	5,712
UGI Corp.	138	5,721
		17,156
Health Care Equipment & Supplies – 0.9%
Align Technology, Inc.(a)*	100	5,715
Boston Scientific Corp.*	477	5,734
		11,449
Health Care Providers & Services – 0.5%
Omnicare, Inc.	95	5,734

	Number of Shares	Value
Health Care Technology – 0.9%
athenahealth, Inc.(a)*	43	$5,784
Medidata Solutions, Inc.*	95	5,754
		11,538
Hotels, Restaurants & Leisure – 2.2%
Chipotle Mexican Grill, Inc.*	11	5,861
Cracker Barrel Old Country Store, Inc.	52	5,724
Domino's Pizza, Inc.	82	5,711
MGM Resorts International*	243	5,715
Wendy's Co./The	657	5,729
		28,740
Household Durables – 1.3%
Harman International Industries, Inc.(a)	70	5,729
Mohawk Industries, Inc.(a)*	38	5,658
Tempur Sealy International, Inc.*	106	5,720
		17,107
Independent Power Producers & Energy Traders – 0.9%
AES Corp./The	395	5,731
NRG Energy, Inc.	200	5,744
		11,475
Insurance – 6.2%
Assurant, Inc.	86	5,708
Assured Guaranty Ltd.	243	5,732
CNO Financial Group, Inc.	324	5,731
Genworth Financial, Inc., Class A*	369	5,731
Hanover Insurance Group, Inc./The	96	5,732
Hartford Financial Services Group, Inc.	158	5,724
Lincoln National Corp.	111	5,730
MetLife, Inc.	107	5,769
Old Republic International Corp.	332	5,734
Principal Financial Group, Inc.	116	5,720
Protective Life Corp.	113	5,725
Prudential Financial, Inc.(a)	62	5,718
StanCorp Financial Group, Inc.(a)	87	5,764
Unum Group	164	5,753
		80,271
Internet & Catalog Retail – 2.3%
Groupon, Inc.*	488	5,744
Liberty Ventures(a)*	47	5,762
Netflix, Inc.(a)*	16	5,890
priceline.com, Inc.*	5	5,812
TripAdvisor, Inc.(a)*	69	5,715
		28,923

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Number of Shares	Value
Internet Software & Services – 2.7%
CoStar Group, Inc.(a)*	31	$5,722
Facebook, Inc., Class A*	105	5,739
j2 Global, Inc.(a)	114	5,701
LinkedIn Corp., Class A(a)*	26	5,638
Pandora Media, Inc.*	215	5,719
Yahoo!, Inc.*	142	5,742
		34,261
IT Services – 1.8%
Acxiom Corp.*	155	5,732
Alliance Data Systems Corp.(a)*	22	5,785
Broadridge Financial Solutions, Inc.	145	5,730
FleetCor Technologies, Inc.(a)*	49	5,741
		22,988
Life Sciences Tools & Services – 0.5%
Illumina, Inc.(a)*	52	5,752
Machinery – 2.7%
Colfax Corp.(a)*	90	5,732
ITT Corp.	132	5,731
Middleby Corp./The(a)*	24	5,759
Navistar International Corp.*	150	5,729
Oshkosh Corp.	113	5,693
Wabtec Corp.	77	5,719
		34,363
Marine – 0.5%
Kirby Corp.(a)*	58	5,757
Media – 3.1%
Charter Communications, Inc., Class A(a)*	42	5,744
DreamWorks Animation SKG, Inc., Class A*	161	5,715
Graham Holdings Co., Class B(a)*	9	5,970
Interpublic Group of Cos., Inc./The	323	5,717
Live Nation Entertainment, Inc.*	290	5,730
Sinclair Broadcast Group, Inc., Class A	160	5,717
Starz, Class A*	195	5,702
		40,295
Metals & Mining – 0.9%
Steel Dynamics, Inc.	293	5,725
Worthington Industries, Inc.	137	5,765
		11,490
Multi-Utilities – 1.8%
Dominion Resources, Inc.	89	5,757
NiSource, Inc.	174	5,721
Sempra Energy	64	5,745
Vectren Corp.	161	5,716
		22,939

	Number of Shares	Value
Oil, Gas & Consumable Fuels – 5.4%
Cabot Oil & Gas Corp.	148	$5,736
Cheniere Energy, Inc.*	134	5,778
Chesapeake Energy Corp.	211	5,727
Cimarex Energy Co.	55	5,770
Energen Corp.	81	5,731
Gulfport Energy Corp.(a)*	91	5,747
Hess Corp.(a)	69	5,727
Oasis Petroleum, Inc.*	122	5,730
Pioneer Natural Resources Co.(a)	31	5,706
SemGroup Corp., Class A(a)	88	5,740
SM Energy Co.(a)	69	5,735
Valero Energy Corp.	114	5,746
		68,873
Personal Products – 0.9%
Herbalife Ltd.	73	5,745
Nu Skin Enterprises, Inc., Class A(a)	42	5,806
		11,551
Pharmaceuticals – 2.2%
Actavis plc(a)*	34	5,712
Endo Health Solutions, Inc.*	85	5,734
Jazz Pharmaceuticals plc(a)*	45	5,695
Questcor Pharmaceuticals, Inc.	105	5,718
Salix Pharmaceuticals Ltd.(a)*	64	5,756
		28,615
Professional Services – 0.9%
Manpowergroup, Inc.(a)	67	5,753
Towers Watson & Co., Class A(a)	45	5,742
		11,495
Real Estate Investment Trusts (REITs) – 0.4%
CommonWealth REIT	244	5,688
Real Estate Management & Development – 0.9%
Altisource Portfolio Solutions SA(a)*	36	5,710
Howard Hughes Corp./The(a)*	48	5,765
		11,475
Road & Rail – 0.4%
Avis Budget Group, Inc.(a)*	141	5,699
Semiconductors & Semiconductor Equipment – 2.2%
Cree, Inc.(a)*	91	5,694
First Solar, Inc.(a)*	105	5,737
Marvell Technology Group Ltd.	398	5,723
Micron Technology, Inc.*	263	5,723
SunEdison, Inc.*	440	5,742
		28,619
Software – 3.1%
Adobe Systems, Inc.(a)*	96	5,748
Electronic Arts, Inc.*	250	5,735
Guidewire Software, Inc.*	116	5,692

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Number of Shares	Value
Splunk, Inc.(a)*	83	$5,700
SS&C Technologies Holdings, Inc.*	130	5,754
Tyler Technologies, Inc.(a)*	56	5,719
Ultimate Software Group, Inc./ The(a)*	37	5,669
		40,017
Specialty Retail – 1.3%
Best Buy Co., Inc.	144	5,743
GameStop Corp., Class A	116	5,714
Lumber Liquidators Holdings, Inc.(a)*	56	5,762
		17,219
Textiles, Apparel & Luxury Goods – 1.3%
Deckers Outdoor Corp.(a)*	68	5,743
Fifth & Pacific Cos., Inc.*	179	5,741
Hanesbrands, Inc.(a)	81	5,692
		17,176
Thrifts & Mortgage Finance – 1.3%
MGIC Investment Corp.*	680	5,739
Ocwen Financial Corp.(a)*	103	5,711
Radian Group, Inc.	405	5,719
		17,169
Trading Companies & Distributors – 0.4%
United Rentals, Inc.(a)*	73	5,690
Wireless Telecommunication Services – 0.4%
T-Mobile US, Inc.*	170	5,719
Total Common Stocks Held Long
(Cost $956,875)		1,146,528
Securities Sold Short – (90.0%)
Aerospace & Defense – (0.4%)
Triumph Group, Inc.	(76)	(5,781)
Air Freight & Logistics – (0.9%)
C.H. Robinson Worldwide, Inc.	(99)	(5,775)
Expeditors International of Washington, Inc.	(131)	(5,797)
		(11,572)
Beverages – (1.8%)
Beam, Inc.	(85)	(5,785)
Brown-Forman Corp., Class B	(77)	(5,819)
Coca-Cola Co./The	(140)	(5,783)
Dr. Pepper Snapple Group, Inc.	(119)	(5,798)
		(23,185)
Biotechnology – (0.5%)
Medivation, Inc.*	(91)	(5,808)
Building Products – (0.9%)
Owens Corning*	(142)	(5,782)
USG Corp.*	(203)	(5,761)
		(11,543)

	Number of Shares	Value
Chemicals – (1.8%)
Albemarle Corp.	(91)	$(5,769)
CF Industries Holdings, Inc.	(25)	(5,826)
Mosaic Co./The	(122)	(5,767)
Valspar Corp./The	(81)	(5,774)
		(23,136)
Commercial Banks – (0.4%)
Hancock Holding Co.	(157)	(5,759)
Commercial Services & Supplies – (2.3%)
ADT Corp./The	(143)	(5,787)
Clean Harbors, Inc.*	(97)	(5,816)
Copart, Inc.*	(158)	(5,791)
Iron Mountain, Inc.	(191)	(5,797)
Republic Services, Inc.	(174)	(5,777)
		(28,968)
Communications Equipment – (1.8%)
F5 Networks, Inc.*	(63)	(5,724)
JDS Uniphase Corp.*	(446)	(5,789)
Palo Alto Networks, Inc.*	(101)	(5,804)
Riverbed Technology, Inc.*	(319)	(5,768)
		(23,085)
Computers & Peripherals – (0.9%)
Apple, Inc.	(10)	(5,611)
EMC Corp.	(231)	(5,810)
		(11,421)
Construction & Engineering – (0.9%)
KBR, Inc.	(181)	(5,772)
Quanta Services, Inc.*	(183)	(5,776)
		(11,548)
Construction Materials – (0.9%)
Martin Marietta Materials, Inc.	(58)	(5,796)
Vulcan Materials Co.	(97)	(5,764)
		(11,560)
Containers & Packaging – (1.8%)
Ball Corp.	(112)	(5,786)
Crown Holdings, Inc.*	(130)	(5,794)
MeadWestvaco Corp.	(157)	(5,798)
Silgan Holdings, Inc.	(121)	(5,810)
		(23,188)
Diversified Telecommunication Services – (0.9%)
AT&T, Inc.	(165)	(5,801)
CenturyLink, Inc.	(182)	(5,797)
		(11,598)
Electric Utilities – (2.7%)
Entergy Corp.	(91)	(5,758)
Exelon Corp.	(211)	(5,779)
FirstEnergy Corp.	(176)	(5,805)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Number of Shares	Value
Hawaiian Electric Industries, Inc.	(222)	$(5,785)
Pepco Holdings, Inc.	(302)	(5,777)
Southern Co./The	(140)	(5,755)
		(34,659)
Electrical Equipment – (0.9%)
Regal-Beloit Corp.	(78)	(5,750)
Roper Industries, Inc.	(42)	(5,825)
		(11,575)
Electronic Equipment, Instruments & Components – (1.4%)
Jabil Circuit, Inc.	(333)	(5,807)
National Instruments Corp.	(181)	(5,796)
Trimble Navigation Ltd.*	(166)	(5,760)
		(17,363)
Energy Equipment & Services – (2.7%)
Cameron International Corp.*	(98)	(5,834)
Diamond Offshore Drilling, Inc.	(102)	(5,806)
Ensco plc, Class A	(101)	(5,775)
Noble Corp. plc	(154)	(5,771)
Rowan Cos., plc, Class A*	(164)	(5,799)
Transocean Ltd.	(117)	(5,782)
		(34,767)
Food & Staples Retailing – (1.3%)
Fresh Market, Inc./The*	(142)	(5,751)
Sysco Corp.	(160)	(5,776)
Wal-Mart Stores, Inc.	(74)	(5,823)
		(17,350)
Food Products – (2.7%)
Bunge Ltd.	(70)	(5,748)
Campbell Soup Co.	(133)	(5,756)
ConAgra Foods, Inc.	(172)	(5,796)
Ingredion, Inc.	(84)	(5,751)
Kellogg Co.	(94)	(5,741)
McCormick & Co., Inc.	(84)	(5,789)
		(34,581)
Health Care Equipment & Supplies – (4.0%)
Abbott Laboratories	(151)	(5,788)
Baxter International, Inc.	(83)	(5,773)
DENTSPLY International, Inc.	(119)	(5,769)
Edwards Lifesciences Corp.*	(88)	(5,787)
Hologic, Inc.*	(259)	(5,789)
IDEXX Laboratories, Inc.*	(54)	(5,744)
Intuitive Surgical, Inc.*	(15)	(5,761)
Sirona Dental Systems, Inc.*	(82)	(5,756)
Varian Medical Systems, Inc.*	(74)	(5,749)
		(51,916)
Health Care Providers & Services – (1.8%)
DaVita HealthCare Partners, Inc.*	(91)	(5,767)
Express Scripts Holding Co.*	(82)	(5,760)

	Number of Shares	Value
Laboratory Corp. of America Holdings*	(63)	$(5,756)
Quest Diagnostics, Inc.	(108)	(5,782)
		(23,065)
Hotels, Restaurants & Leisure – (2.3%)
Carnival Corp.	(144)	(5,784)
Darden Restaurants, Inc.	(106)	(5,763)
McDonald's Corp.	(60)	(5,822)
Panera Bread Co., Class A*	(33)	(5,831)
Yum! Brands, Inc.	(77)	(5,822)
		(29,022)
Household Durables – (2.3%)
D.R. Horton, Inc.*	(259)	(5,781)
Lennar Corp., Class A	(146)	(5,776)
NVR, Inc.*	(6)	(6,156)
PulteGroup, Inc.	(283)	(5,764)
Toll Brothers, Inc.*	(156)	(5,772)
		(29,249)
Insurance – (0.5%)
Loews Corp.	(120)	(5,789)
Internet & Catalog Retail – (0.9%)
Expedia, Inc.	(83)	(5,782)
HSN, Inc.	(93)	(5,794)
		(11,576)
Internet Software & Services – (1.4%)
eBay, Inc.*	(105)	(5,764)
Equinix, Inc.*	(33)	(5,856)
Rackspace Hosting, Inc.*	(148)	(5,791)
		(17,411)
IT Services – (2.2%)
Accenture plc, Class A	(70)	(5,755)
Genpact Ltd.*	(315)	(5,787)
International Business Machines Corp.	(31)	(5,815)
Teradata Corp.*	(127)	(5,777)
VeriFone Systems, Inc.*	(215)	(5,766)
		(28,900)
Machinery – (3.2%)
Caterpillar, Inc.	(64)	(5,812)
Deere & Co.	(63)	(5,754)
Joy Global, Inc.	(99)	(5,790)
Nordson Corp.	(78)	(5,795)
Stanley Black & Decker, Inc.	(72)	(5,810)
Valmont Industries, Inc.	(39)	(5,816)
Woodward, Inc.	(127)	(5,792)
		(40,569)
Media – (0.4%)
Cablevision Systems Corp., Class A	(322)	(5,773)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Number of Shares	Value
Metals & Mining – (2.2%)
Cliffs Natural Resources, Inc.	(220)	$(5,766)
Compass Minerals International, Inc.	(72)	(5,764)
Freeport-McMoRan Copper & Gold, Inc.	(154)	(5,812)
Newmont Mining Corp.	(252)	(5,803)
Royal Gold, Inc.	(125)	(5,759)
		(28,904)
Multiline Retail – (2.2%)
Dillard's, Inc., Class A	(59)	(5,735)
Family Dollar Stores, Inc.	(89)	(5,782)
J.C. Penney Co., Inc.*	(633)	(5,792)
Nordstrom, Inc.	(93)	(5,748)
Target Corp.	(91)	(5,758)
		(28,815)
Multi-Utilities – (1.4%)
Consolidated Edison, Inc.	(105)	(5,805)
PG&E Corp.	(144)	(5,800)
TECO Energy, Inc.	(335)	(5,775)
		(17,380)
Oil, Gas & Consumable Fuels – (4.5%)
Cobalt International Energy, Inc.*	(352)	(5,790)
Exxon Mobil Corp.	(57)	(5,768)
HollyFrontier Corp.	(116)	(5,764)
Kinder Morgan, Inc.	(160)	(5,760)
Newfield Exploration Co.*	(236)	(5,813)
Peabody Energy Corp.	(296)	(5,781)
QEP Resources, Inc.	(189)	(5,793)
SandRidge Energy, Inc.*	(959)	(5,821)
Ultra Petroleum Corp.*	(268)	(5,802)
World Fuel Services Corp.	(134)	(5,784)
		(57,876)
Paper & Forest Products – (0.9%)
Domtar Corp.	(61)	(5,755)
Louisiana-Pacific Corp.*	(312)	(5,775)
		(11,530)
Pharmaceuticals – (1.3%)
Allergan, Inc.	(52)	(5,776)
Eli Lilly & Co.	(113)	(5,763)
Merck & Co., Inc.	(116)	(5,806)
		(17,345)
Real Estate Investment Trusts (REITs) – (17.1%)
Alexandria Real Estate Equities, Inc.	(91)	(5,789)
American Campus Communities, Inc.	(178)	(5,733)
American Capital Agency Corp.	(298)	(5,748)
American Tower Corp.	(73)	(5,827)
Annaly Capital Management, Inc.	(578)	(5,763)
Apartment Investment & Management Co., Class A	(223)	(5,778)

	Number of Shares	Value
AvalonBay Communities, Inc.	(49)	$(5,793)
BioMed Realty Trust, Inc.	(318)	(5,762)
Boston Properties, Inc.	(58)	(5,822)
Camden Property Trust	(101)	(5,745)
CBL & Associates Properties, Inc.	(319)	(5,729)
Digital Realty Trust, Inc.	(118)	(5,796)
Douglas Emmett, Inc.	(247)	(5,753)
Equity Lifestyle Properties, Inc.	(159)	(5,761)
Equity Residential	(111)	(5,758)
Essex Property Trust, Inc.	(40)	(5,740)
Federal Realty Investment Trust	(57)	(5,780)
General Growth Properties, Inc.	(287)	(5,760)
HCP, Inc.	(159)	(5,775)
Health Care REIT, Inc.	(108)	(5,786)
Highwoods Properties, Inc.	(159)	(5,751)
Home Properties, Inc.	(108)	(5,791)
Kimco Realty Corp.	(291)	(5,747)
Liberty Property Trust	(171)	(5,792)
Macerich Co./The	(98)	(5,771)
Mid-America Apartment Communities, Inc.	(95)	(5,770)
Piedmont Office Realty Trust, Inc., Class A	(348)	(5,749)
Post Properties, Inc.	(128)	(5,789)
Rayonier, Inc.	(137)	(5,768)
Realty Income Corp.	(155)	(5,786)
Regency Centers Corp.	(124)	(5,741)
Senior Housing Properties Trust	(259)	(5,758)
Simon Property Group, Inc.	(38)	(5,782)
Tanger Factory Outlet Centers	(180)	(5,764)
Taubman Centers, Inc.	(90)	(5,753)
Two Harbors Investment Corp.	(621)	(5,763)
UDR, Inc.	(247)	(5,768)
Ventas, Inc.	(101)	(5,785)
		(219,226)
Road & Rail – (0.5%)
Landstar System, Inc.	(101)	(5,802)
Semiconductors & Semiconductor Equipment – (1.3%)
Altera Corp.	(178)	(5,790)
Broadcom Corp., Class A	(195)	(5,782)
Maxim Integrated Products, Inc.	(207)	(5,777)
		(17,349)
Software – (3.6%)
Cadence Design Systems, Inc.*	(411)	(5,762)
Citrix Systems, Inc.*	(91)	(5,756)
Fortinet, Inc.*	(302)	(5,777)
Nuance Communications, Inc.*	(381)	(5,791)
Red Hat, Inc.*	(103)	(5,772)
SolarWinds, Inc.*	(153)	(5,788)
TIBCO Software, Inc.*	(256)	(5,755)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Number of Shares	Value
VMware, Inc., Class A*	(64)	$(5,742)
		(46,143)
Specialty Retail – (5.0%)
Aaron's, Inc.	(197)	(5,792)
Abercrombie & Fitch Co., Class A	(175)	(5,759)
American Eagle Outfitters, Inc.	(401)	(5,774)
Ascena Retail Group, Inc.*	(273)	(5,777)
Chico's FAS, Inc.	(306)	(5,765)
Dick's Sporting Goods, Inc.	(100)	(5,810)
Foot Locker, Inc.	(139)	(5,760)
PetSmart, Inc.	(80)	(5,820)
Sally Beauty Holdings, Inc.*	(192)	(5,804)
Ulta Salon Cosmetics & Fragrance, Inc.*	(60)	(5,791)
Urban Outfitters, Inc.*	(156)	(5,788)
		(63,640)
Textiles, Apparel & Luxury Goods – (1.4%)
Coach, Inc.	(103)	(5,781)
Lululemon Athletica, Inc.*	(98)	(5,785)
Ralph Lauren Corp.	(33)	(5,827)
		(17,393)
Tobacco – (0.4%)
Philip Morris International, Inc.	(66)	(5,751)
Trading Companies & Distributors – (1.3%)
Fastenal Co.	(122)	(5,796)

	Number of Shares	Value
MRC Global, Inc.*	(179)	$(5,775)
MSC Industrial Direct Co., Inc., Class A	(71)	(5,742)
		(17,313)
Total Securities Sold Short (Proceeds Received $1,144,309)		(1,156,184)
Other assets less liabilities — 100.8%		1,295,315
Net Assets — 100.0%		$1,285,659
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At December 31, 2013, the aggregate amount held in a segregated account was $513,030.

As of December 31, 2013, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$236,226
Aggregate gross unrealized depreciation	(61,927)
Net unrealized appreciation	$174,299
Federal income tax cost of investments	$(183,955)

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)(1)	Cash Collateral (Received) Pledged	Net Amount(2)
128,244 USD	10/05/2015	Morgan Stanley	0.62%	Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has long exposure to high momentum companies(3))	$13,423	—	$13,423
(123,878) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has short exposure to low momentum companies(3))	(0.08)%	(7,399)	—	(7,399)
					$6,024		$6,024

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2013 (Unaudited)

(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	A stock’s momentum is based on its total return, which is a function of price performance and dividend returns over the first twelve of the last thirteen months. High momentum stocks are those stocks with higher total returns, and low momentum stocks are those stocks with lower total returns. Please refer to “Principal Investment Strategies” in the Fund's Prospectus for additional information about the Fund's Target Index.

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long – 89.1%
Aerospace & Defense – 3.1%
Alliant Techsystems, Inc.(a)	51	$6,206
Esterline Technologies Corp.(a)*	60	6,118
Exelis, Inc.	322	6,137
General Dynamics Corp.	64	6,115
L-3 Communications Holdings, Inc.(a)	57	6,091
Northrop Grumman Corp.(a)	54	6,189
Spirit Aerosystems Holdings, Inc., Class A*	181	6,168
		43,024
Airlines – 2.2%
Alaska Air Group, Inc.(a)	84	6,163
American Airlines Group, Inc.*	244	6,161
JetBlue Airways Corp.(a)*	717	6,131
Southwest Airlines Co.(a)	326	6,142
United Continental Holdings, Inc.*	163	6,166
		30,763
Auto Components – 2.7%
Autoliv, Inc.(a)	67	6,151
Dana Holding Corp.(a)	312	6,121
Goodyear Tire & Rubber Co./The(a)	257	6,130
Johnson Controls, Inc.(a)	120	6,156
Lear Corp.(a)	76	6,154
TRW Automotive Holdings Corp.*	83	6,174
		36,886
Automobiles – 0.9%
Ford Motor Co.(a)	398	6,141
General Motors Co.(a)*	151	6,171
		12,312
Beverages – 0.4%
Molson Coors Brewing Co., Class B	109	6,120
Building Products – 0.4%
Owens Corning(a)*	151	6,149
Capital Markets – 0.9%
Goldman Sachs Group, Inc./The(a)	35	6,204
Morgan Stanley(a)	196	6,147
		12,351
Chemicals – 1.3%
Ashland, Inc.(a)	64	6,211
Axiall Corp.(a)	130	6,167
CF Industries Holdings, Inc.(a)	26	6,059
		18,437
Commercial Banks – 1.8%
PNC Financial Services Group, Inc.	79	6,129
Popular, Inc.(a)*	214	6,148
Regions Financial Corp.	619	6,122

	Number of Shares	Value
SunTrust Banks, Inc.	167	$6,147
		24,546
Commercial Services & Supplies – 0.9%
ADT Corp./The	152	6,151
Republic Services, Inc.	185	6,142
		12,293
Communications Equipment – 1.3%
ARRIS Group, Inc.(a)*	252	6,140
Brocade Communications Systems, Inc.(a)*	690	6,121
Cisco Systems, Inc.(a)	274	6,151
		18,412
Computers & Peripherals – 2.2%
EMC Corp.(a)	245	6,162
Hewlett-Packard Co.(a)	218	6,099
SanDisk Corp.	87	6,137
Seagate Technology plc	109	6,121
Western Digital Corp.	73	6,125
		30,644
Construction & Engineering – 0.9%
AECOM Technology Corp.(a)*	207	6,092
URS Corp.	116	6,147
		12,239
Consumer Finance – 0.4%
Capital One Financial Corp.(a)	80	6,129
Containers & Packaging – 0.9%
Rock Tenn Co., Class A	58	6,090
Sonoco Products Co.	147	6,133
		12,223
Diversified Consumer Services – 0.4%
Apollo Education Group, Inc.(a)*	224	6,120
Diversified Financial Services – 1.8%
Bank of America Corp.	395	6,150
Citigroup, Inc.(a)	118	6,149
ING US, Inc.	175	6,151
JPMorgan Chase & Co.(a)	105	6,141
		24,591
Diversified Telecommunication Services – 0.9%
AT&T, Inc.	175	6,153
CenturyLink, Inc.(a)	193	6,147
		12,300
Electric Utilities – 2.7%
Edison International(a)	132	6,112
Entergy Corp.(a)	97	6,137
Exelon Corp.(a)	224	6,135
FirstEnergy Corp.(a)	186	6,134

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Number of Shares	Value
Great Plains Energy, Inc.(a)	253	$6,133
Westar Energy, Inc.	190	6,112
		36,763
Electrical Equipment – 0.4%
Regal-Beloit Corp.	83	6,119
Electronic Equipment, Instruments & Components – 2.7%
Arrow Electronics, Inc.(a)*	113	6,130
Avnet, Inc.(a)	139	6,131
Corning, Inc.(a)	344	6,130
Ingram Micro, Inc., Class A(a)*	262	6,147
Jabil Circuit, Inc.(a)	354	6,174
TE Connectivity Ltd.	112	6,172
		36,884
Energy Equipment & Services – 2.7%
Atwood Oceanics, Inc.(a)*	115	6,140
Ensco plc, Class A(a)	107	6,118
Noble Corp. plc(a)	164	6,145
Rowan Cos., plc, Class A*	174	6,153
Transocean Ltd.	124	6,128
Unit Corp.*	119	6,143
		36,827
Food & Staples Retailing – 0.5%
Kroger Co./The(a)	156	6,167
Food Products – 2.7%
Archer-Daniels-Midland Co.(a)	142	6,163
Bunge Ltd.(a)	75	6,158
ConAgra Foods, Inc.(a)	182	6,133
Darling International, Inc.(a)*	293	6,118
Ingredion, Inc.(a)	89	6,093
Tyson Foods, Inc., Class A	184	6,157
		36,822
Health Care Equipment & Supplies – 1.8%
Alere, Inc.(a)*	170	6,154
CareFusion Corp.(a)*	154	6,132
Hill-Rom Holdings, Inc.(a)	148	6,118
Medtronic, Inc.(a)	107	6,141
		24,545
Health Care Providers & Services – 6.2%
Aetna, Inc.(a)	90	6,173
Community Health Systems, Inc.(a)*	156	6,126
DaVita HealthCare Partners, Inc.(a)*	97	6,147
Express Scripts Holding Co.(a)*	87	6,111
Humana, Inc.(a)	60	6,193
Laboratory Corp. of America Holdings(a)*	67	6,122
LifePoint Hospitals, Inc.(a)*	116	6,129
Omnicare, Inc.(a)	102	6,157
Owens & Minor, Inc.(a)	167	6,106

	Number of Shares	Value
Quest Diagnostics, Inc.(a)	115	$6,157
UnitedHealth Group, Inc.	82	6,175
Universal Health Services, Inc., Class B	75	6,094
WellCare Health Plans, Inc.*	87	6,127
WellPoint, Inc.	67	6,190
		86,007
Hotels, Restaurants & Leisure – 1.8%
Carnival Corp.(a)	153	6,146
International Game Technology(a)	339	6,156
Life Time Fitness, Inc.(a)*	131	6,157
Royal Caribbean Cruises Ltd.	130	6,165
		24,624
Household Durables – 1.3%
Leggett & Platt, Inc.(a)	198	6,126
PulteGroup, Inc.	301	6,131
Whirlpool Corp.	39	6,118
		18,375
Household Products – 0.5%
Energizer Holdings, Inc.(a)	57	6,170
Independent Power Producers & Energy Traders – 0.5%
AES Corp./The(a)	424	6,152
Industrial Conglomerates – 0.5%
General Electric Co.(a)	220	6,167
Insurance – 9.8%
ACE Ltd.(a)	59	6,108
Allstate Corp./The(a)	113	6,163
American International Group, Inc.(a)	120	6,126
Aspen Insurance Holdings Ltd.(a)	148	6,114
Assurant, Inc.(a)	92	6,106
Assured Guaranty Ltd.(a)	260	6,133
Axis Capital Holdings Ltd.(a)	129	6,137
Endurance Specialty Holdings Ltd.(a)	105	6,160
Everest Re Group Ltd.	39	6,079
Genworth Financial, Inc., Class A(a)*	396	6,150
Hartford Financial Services Group, Inc.(a)	170	6,159
Lincoln National Corp.(a)	119	6,143
MetLife, Inc.(a)	114	6,147
PartnerRe Ltd.	58	6,115
Protective Life Corp.	121	6,130
Prudential Financial, Inc.	67	6,179
Reinsurance Group of America, Inc.	79	6,115
RenaissanceRe Holdings Ltd.	63	6,132
Travelers Cos., Inc./The	68	6,157
Unum Group	175	6,139
Validus Holdings Ltd.	152	6,124
XL Group plc	193	6,145
		134,961

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Number of Shares	Value
IT Services – 1.3%
Amdocs Ltd.(a)	149	$6,145
Computer Sciences Corp.(a)	110	6,147
Leidos Holdings, Inc.(a)	132	6,136
		18,428
Machinery – 4.0%
AGCO Corp.(a)	104	6,156
Caterpillar, Inc.(a)	68	6,175
Deere & Co.(a)	67	6,119
Joy Global, Inc.(a)	105	6,141
Kennametal, Inc.(a)	118	6,144
Oshkosh Corp.(a)	121	6,096
Timken Co.	112	6,168
Trinity Industries, Inc.	113	6,161
Valmont Industries, Inc.	41	6,114
		55,274
Media – 1.3%
Comcast Corp., Class A(a)	118	6,132
Gannett Co., Inc.(a)	207	6,123
John Wiley & Sons, Inc., Class A(a)	111	6,127
		18,382
Metals & Mining – 2.2%
Cliffs Natural Resources, Inc.	234	6,133
Freeport-McMoRan Copper & Gold, Inc.(a)	163	6,152
Newmont Mining Corp.(a)	268	6,172
Reliance Steel & Aluminum Co.	81	6,143
Steel Dynamics, Inc.	314	6,135
		30,735
Multiline Retail – 1.8%
Dillard's, Inc., Class A(a)	63	6,124
Kohl's Corp.(a)	108	6,129
Macy's, Inc.(a)	115	6,141
Target Corp.	97	6,137
		24,531
Multi-Utilities – 0.9%
PG&E Corp.(a)	153	6,163
Public Service Enterprise Group, Inc.(a)	192	6,151
		12,314
Office Electronics – 0.4%
Xerox Corp.	504	6,134
Oil, Gas & Consumable Fuels – 4.5%
Apache Corp.(a)	72	6,188
Chesapeake Energy Corp.(a)	227	6,161
Chevron Corp.(a)	49	6,120
Denbury Resources, Inc.(a)*	374	6,145
Devon Energy Corp.(a)	100	6,187
Hess Corp.(a)	74	6,142

	Number of Shares	Value
Marathon Oil Corp.(a)	174	$6,142
Murphy Oil Corp.(a)	95	6,164
Newfield Exploration Co.*	251	6,182
Valero Energy Corp.	122	6,149
		61,580
Paper & Forest Products – 0.4%
Domtar Corp.	65	6,132
Pharmaceuticals – 0.5%
Pfizer, Inc.(a)	201	6,157
Real Estate Investment Trusts (REITs) – 2.7%
American Capital Agency Corp.(a)	317	6,115
Annaly Capital Management, Inc.(a)	613	6,112
Chimera Investment Corp.(a)	1,980	6,138
Invesco Mortgage Capital, Inc.(a)	417	6,121
MFA Financial, Inc.(a)	872	6,156
Two Harbors Investment Corp.	660	6,125
		36,767
Road & Rail – 2.2%
Avis Budget Group, Inc.(a)*	151	6,103
CSX Corp.(a)	213	6,128
Hertz Global Holdings, Inc.(a)*	216	6,182
Norfolk Southern Corp.(a)	66	6,127
Ryder System, Inc.	83	6,124
		30,664
Semiconductors & Semiconductor Equipment – 2.7%
Broadcom Corp., Class A(a)	207	6,138
Intel Corp.(a)	237	6,152
Marvell Technology Group Ltd.(a)	427	6,140
Micron Technology, Inc.(a)*	282	6,136
ON Semiconductor Corp.(a)*	748	6,164
Skyworks Solutions, Inc.*	214	6,112
		36,842
Software – 1.3%
Activision Blizzard, Inc.(a)	344	6,134
CA, Inc.(a)	182	6,124
Nuance Communications, Inc.(a)*	404	6,141
		18,399
Specialty Retail – 3.6%
Abercrombie & Fitch Co., Class A(a)	186	6,121
American Eagle Outfitters, Inc.(a)	426	6,134
Ascena Retail Group, Inc.(a)*	290	6,136
Chico's FAS, Inc.(a)	325	6,123
Foot Locker, Inc.(a)	148	6,133
GameStop Corp., Class A(a)	125	6,158
Guess?, Inc.(a)	198	6,152
Staples, Inc.	387	6,150
		49,107

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Number of Shares	Value
Trading Companies & Distributors – 1.8%
Air Lease Corp.(a)	198	$6,154
GATX Corp.(a)	117	6,104
MRC Global, Inc.(a)*	190	6,129
United Rentals, Inc.*	79	6,158
		24,545
Total Common Stocks Held Long
(Cost $1,125,864)		1,228,113
Securities Sold Short – (89.7%)
Aerospace & Defense – (0.4%)
TransDigm Group, Inc.	(38)	(6,119)
Air Freight & Logistics – (0.9%)
C.H. Robinson Worldwide, Inc.	(106)	(6,184)
Expeditors International of Washington, Inc.	(140)	(6,195)
		(12,379)
Automobiles – (0.4%)
Tesla Motors, Inc.*	(41)	(6,166)
Beverages – (0.9%)
Brown-Forman Corp., Class B	(82)	(6,197)
Monster Beverage Corp.*	(91)	(6,167)
		(12,364)
Biotechnology – (7.2%)
Alexion Pharmaceuticals, Inc.*	(47)	(6,254)
Alkermes plc*	(152)	(6,180)
Alnylam Pharmaceuticals, Inc.*	(96)	(6,176)
Biogen Idec, Inc.*	(22)	(6,154)
BioMarin Pharmaceutical, Inc.*	(88)	(6,184)
Celgene Corp.*	(37)	(6,251)
Cepheid, Inc.*	(132)	(6,167)
Gilead Sciences, Inc.*	(83)	(6,237)
Incyte Corp. Ltd.*	(122)	(6,177)
Isis Pharmaceuticals, Inc.*	(155)	(6,175)
Medivation, Inc.*	(97)	(6,191)
Pharmacyclics, Inc.*	(58)	(6,135)
Regeneron Pharmaceuticals, Inc.*	(23)	(6,331)
Seattle Genetics, Inc.*	(156)	(6,223)
Theravance, Inc.*	(174)	(6,203)
Vertex Pharmaceuticals, Inc.*	(83)	(6,167)
		(99,205)
Building Products – (1.3%)
Lennox International, Inc.	(72)	(6,124)
Masco Corp.	(271)	(6,171)
USG Corp.*	(217)	(6,158)
		(18,453)
Capital Markets – (3.1%)
Affiliated Managers Group, Inc.*	(28)	(6,073)
Charles Schwab Corp./The	(238)	(6,188)

	Number of Shares	Value
Eaton Vance Corp.	(144)	$(6,162)
Financial Engines, Inc.	(89)	(6,184)
SEI Investments Co.	(177)	(6,147)
T. Rowe Price Group, Inc.	(74)	(6,199)
Waddell & Reed Financial, Inc., Class A	(95)	(6,186)
		(43,139)
Chemicals – (4.0%)
Ecolab, Inc.	(59)	(6,152)
FMC Corp.	(82)	(6,188)
International Flavors & Fragrances, Inc.	(72)	(6,190)
Monsanto Co.	(53)	(6,177)
PolyOne Corp.	(175)	(6,186)
RPM International, Inc.	(149)	(6,185)
Sherwin-Williams Co./The	(34)	(6,239)
Sigma-Aldrich Corp.	(66)	(6,205)
W.R. Grace & Co.*	(63)	(6,229)
		(55,751)
Commercial Services & Supplies – (0.9%)
Copart, Inc.*	(169)	(6,194)
Stericycle, Inc.*	(53)	(6,157)
		(12,351)
Communications Equipment – (0.5%)
Palo Alto Networks, Inc.*	(108)	(6,207)
Computers & Peripherals – (0.5%)
3D Systems Corp.*	(67)	(6,226)
Construction Materials – (0.5%)
Eagle Materials, Inc.	(80)	(6,194)
Distributors – (0.9%)
LKQ Corp.*	(188)	(6,185)
Pool Corp.	(106)	(6,163)
		(12,348)
Diversified Financial Services – (1.3%)
CBOE Holdings, Inc.	(119)	(6,183)
McGraw Hill Financial, Inc.	(79)	(6,178)
Moody's Corp.	(79)	(6,199)
		(18,560)
Electric Utilities – (0.5%)
ITC Holdings Corp.	(65)	(6,228)
Electrical Equipment – (0.4%)
Acuity Brands, Inc.	(56)	(6,122)
Electronic Equipment, Instruments & Components - (1.8%)
Amphenol Corp., Class A	(69)	(6,153)
Cognex Corp.*	(162)	(6,185)
FEI Co.	(69)	(6,166)
National Instruments Corp.	(193)	(6,180)
		(24,684)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Number of Shares	Value
Energy Equipment & Services – (2.2%)
Core Laboratories N.V.	(32)	$(6,110)
Dresser-Rand Group, Inc.*	(104)	(6,202)
Dril-Quip, Inc.*	(56)	(6,156)
FMC Technologies, Inc.*	(119)	(6,213)
Oceaneering International, Inc.	(78)	(6,153)
		(30,834)
Food & Staples Retailing – (1.3%)
Fresh Market, Inc./The*	(152)	(6,156)
United Natural Foods, Inc.*	(82)	(6,182)
Whole Foods Market, Inc.	(107)	(6,188)
		(18,526)
Food Products – (2.2%)
Flowers Foods, Inc.	(287)	(6,162)
Hain Celestial Group, Inc./The*	(68)	(6,173)
Hershey Co./The	(64)	(6,223)
McCormick & Co., Inc.	(90)	(6,203)
Mead Johnson Nutrition Co.	(74)	(6,198)
		(30,959)
Gas Utilities – (1.3%)
National Fuel Gas Co.	(86)	(6,141)
ONEOK, Inc.	(100)	(6,218)
Questar Corp.	(269)	(6,184)
		(18,543)
Health Care Equipment & Supplies – (0.5%)
Align Technology, Inc.*	(108)	(6,172)
Health Care Technology – (1.3%)
athenahealth, Inc.*	(46)	(6,187)
Cerner Corp.*	(111)	(6,187)
Medidata Solutions, Inc.*	(102)	(6,178)
		(18,552)
Hotels, Restaurants & Leisure – (3.2%)
Chipotle Mexican Grill, Inc.*	(12)	(6,393)
Domino's Pizza, Inc.	(89)	(6,199)
Dunkin' Brands Group, Inc.	(129)	(6,218)
Marriott International, Inc., Class A	(125)	(6,170)
Panera Bread Co., Class A*	(35)	(6,184)
Starbucks Corp.	(79)	(6,193)
Yum! Brands, Inc.	(82)	(6,200)
		(43,557)
Household Products – (0.9%)
Clorox Co./The	(67)	(6,215)
Colgate-Palmolive Co.	(95)	(6,195)
		(12,410)
Independent Power Producers & Energy Traders – (0.5%)
Calpine Corp.*	(317)	(6,185)

	Number of Shares	Value
Internet & Catalog Retail – (2.2%)
Amazon.com, Inc.*	(16)	$(6,381)
Groupon, Inc.*	(526)	(6,191)
Netflix, Inc.*	(17)	(6,259)
priceline.com, Inc.*	(5)	(5,812)
TripAdvisor, Inc.*	(75)	(6,212)
		(30,855)
Internet Software & Services – (2.3%)
CoStar Group, Inc.*	(34)	(6,276)
Facebook, Inc., Class A*	(113)	(6,176)
LinkedIn Corp., Class A*	(29)	(6,288)
OpenTable, Inc.*	(78)	(6,191)
Pandora Media, Inc.*	(232)	(6,171)
		(31,102)
IT Services – (4.0%)
Alliance Data Systems Corp.*	(24)	(6,310)
Automatic Data Processing, Inc.	(76)	(6,142)
FleetCor Technologies, Inc.*	(53)	(6,210)
Gartner, Inc.*	(87)	(6,181)
Mastercard, Inc., Class A	(7)	(5,848)
MAXIMUS, Inc.	(140)	(6,159)
Paychex, Inc.	(135)	(6,147)
Visa, Inc., Class A	(28)	(6,235)
WEX, Inc.*	(62)	(6,140)
		(55,372)
Leisure Equipment & Products – (0.9%)
Brunswick Corp.	(134)	(6,172)
Polaris Industries, Inc.	(42)	(6,117)
		(12,289)
Life Sciences Tools & Services – (0.9%)
Illumina, Inc.*	(56)	(6,194)
Mettler-Toledo International, Inc.*	(25)	(6,065)
		(12,259)
Machinery – (3.6%)
Chart Industries, Inc.*	(65)	(6,217)
Donaldson Co., Inc.	(142)	(6,171)
Graco, Inc.	(79)	(6,172)
Middleby Corp./The*	(26)	(6,239)
Navistar International Corp.*	(161)	(6,149)
Pall Corp.	(72)	(6,145)
Toro Co./The	(97)	(6,169)
Wabtec Corp.	(83)	(6,164)
		(49,426)
Media – (2.2%)
AMC Networks, Inc., Class A*	(91)	(6,198)
Discovery Communications, Inc., Class A*	(68)	(6,149)
DISH Network Corp., Class A*	(107)	(6,197)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Number of Shares	Value
Sirius XM Holdings, Inc.*	(1,758)	$(6,135)
Twenty-First Century Fox, Inc., Class A	(176)	(6,192)
		(30,871)
Metals & Mining – (0.4%)
Compass Minerals International, Inc.	(77)	(6,164)
Multiline Retail – (0.4%)
Dollar Tree, Inc.*	(109)	(6,150)
Multi-Utilities – (1.3%)
CenterPoint Energy, Inc.	(266)	(6,166)
Dominion Resources, Inc.	(96)	(6,210)
Sempra Energy	(69)	(6,194)
		(18,570)
Oil, Gas & Consumable Fuels – (4.5%)
Cabot Oil & Gas Corp.	(160)	(6,202)
Cheniere Energy, Inc.*	(144)	(6,209)
Cobalt International Energy, Inc.*	(376)	(6,185)
EQT Corp.	(69)	(6,195)
Gulfport Energy Corp.*	(98)	(6,189)
Kinder Morgan, Inc.	(171)	(6,156)
Pioneer Natural Resources Co.	(34)	(6,258)
Range Resources Corp.	(73)	(6,155)
SemGroup Corp., Class A	(95)	(6,197)
Williams Cos., Inc./The	(160)	(6,171)
		(61,917)
Personal Products – (0.5%)
Estee Lauder Cos., Inc./The, Class A	(82)	(6,176)
Professional Services – (1.4%)
Advisory Board Co./The*	(97)	(6,176)
IHS, Inc., Class A*	(52)	(6,224)
Verisk Analytics, Inc., Class A*	(94)	(6,178)
		(18,578)
Real Estate Investment Trusts (REITs) – (10.8%)
American Tower Corp.	(78)	(6,226)
Apartment Investment & Management Co., Class A	(238)	(6,167)
Boston Properties, Inc.	(62)	(6,223)
CubeSmart	(388)	(6,185)
Duke Realty Corp.	(410)	(6,166)
Equity Lifestyle Properties, Inc.	(170)	(6,159)
Essex Property Trust, Inc.	(43)	(6,171)
Extra Space Storage, Inc.	(147)	(6,193)
Federal Realty Investment Trust	(61)	(6,186)
General Growth Properties, Inc.	(307)	(6,161)
Highwoods Properties, Inc.	(170)	(6,149)
Macerich Co./The	(105)	(6,183)
Mid-America Apartment Communities, Inc.	(102)	(6,195)
Plum Creek Timber Co., Inc.	(133)	(6,186)

	Number of Shares	Value
Public Storage	(41)	$(6,171)
Rayonier, Inc.	(147)	(6,189)
Regency Centers Corp.	(133)	(6,158)
Simon Property Group, Inc.	(41)	(6,239)
Tanger Factory Outlet Centers	(192)	(6,148)
Taubman Centers, Inc.	(97)	(6,200)
UDR, Inc.	(265)	(6,188)
Vornado Realty Trust	(70)	(6,215)
Weingarten Realty Investors	(223)	(6,115)
Weyerhaeuser Co.	(196)	(6,188)
		(148,361)
Real Estate Management & Development – (0.9%)
Altisource Portfolio Solutions SA*	(39)	(6,187)
Forest City Enterprises, Inc., Class A*	(322)	(6,150)
		(12,337)
Road & Rail – (1.4%)
J.B. Hunt Transport Services, Inc.	(80)	(6,184)
Kansas City Southern	(50)	(6,191)
Landstar System, Inc.	(108)	(6,205)
		(18,580)
Software – (6.7%)
Aspen Technology, Inc.*	(147)	(6,145)
CommVault Systems, Inc.*	(83)	(6,215)
Concur Technologies, Inc.*	(60)	(6,191)
FactSet Research Systems, Inc.	(57)	(6,189)
Fortinet, Inc.*	(322)	(6,160)
Guidewire Software, Inc.*	(126)	(6,183)
NetSuite, Inc.*	(60)	(6,181)
Qlik Technologies, Inc.*	(232)	(6,178)
Red Hat, Inc.*	(110)	(6,164)
Salesforce.com, Inc.*	(112)	(6,181)
ServiceNow, Inc.*	(110)	(6,161)
Splunk, Inc.*	(90)	(6,180)
Tyler Technologies, Inc.*	(60)	(6,128)
Ultimate Software Group, Inc./The*	(40)	(6,129)
Workday, Inc., Class A*	(74)	(6,154)
		(92,539)
Specialty Retail – (1.8%)
Lumber Liquidators Holdings, Inc.*	(60)	(6,174)
TJX Cos., Inc.	(97)	(6,182)
Tractor Supply Co.	(80)	(6,206)
Ulta Salon Cosmetics & Fragrance, Inc.*	(64)	(6,177)
		(24,739)
Textiles, Apparel & Luxury Goods – (1.8%)
Fifth & Pacific Cos., Inc.*	(193)	(6,190)
Lululemon Athletica, Inc.*	(105)	(6,198)
Michael Kors Holdings Ltd.*	(76)	(6,170)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Number of Shares	Value
Under Armour, Inc., Class A*	(71)	$(6,198)
		(24,756)
Thrifts & Mortgage Finance – (0.5%)
MGIC Investment Corp.*	(735)	(6,203)
Trading Companies & Distributors – (0.9%)
Fastenal Co.	(130)	(6,176)
W.W. Grainger, Inc.	(24)	(6,130)
		(12,306)
Water Utilities – (0.5%)
Aqua America, Inc.	(262)	(6,181)
Wireless Telecommunication Services – (0.9%)
Crown Castle International Corp.*	(84)	(6,168)
SBA Communications Corp., Class A*	(69)	(6,199)
		(12,367)

	Number of Shares	Value
Total Securities Sold Short
(Proceeds Received $1,141,490)		$(1,236,332)
Other assets less liabilities — 100.6%		1,386,878
Net Assets — 100.0%		$1,378,659
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At December 31, 2013, the aggregate amount held in a segregated account was $879,672.

As of December 31, 2013, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85,274
Aggregate gross unrealized depreciation	(214,313)
Net unrealized depreciation	$(129,039)
Federal income tax cost of investments	$120,820

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)(1)	Cash Collateral (Received) Pledged	Net Amount(2)
136,695 USD	10/05/2015	Morgan Stanley	0.62%	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has long exposure to companies with high “value” rankings(3))	$17,272	—	17,272

(138,736) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has short exposure to companies with low “value” rankings(3))	(0.08)%	(7,459)	—	(7,459)
					$9,813		$9,813
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	A stock’s value ranking within its sector is determined by an equally weighted combination of the following ratios: expected earnings over the next twelve months to price; cash flow over the last twelve months to price; and most recent book value to price. Please refer to “Principal Investment Strategies” in the Fund's Prospectus for additional information about the Fund's Target Index.

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long – 88.8%
Aerospace & Defense – 2.2%
Alliant Techsystems, Inc.(a)	47	$5,719
DigitalGlobe, Inc.(a)*	138	5,679
Esterline Technologies Corp.*	56	5,710
Exelis, Inc.	298	5,680
Teledyne Technologies, Inc.(a)*	61	5,603
		28,391
Airlines – 0.4%
Spirit Airlines, Inc.(a)*	125	5,676
Auto Components – 1.8%
Dana Holding Corp.	288	5,651
Gentex Corp.	172	5,674
Tenneco, Inc.(a)*	100	5,657
Visteon Corp.(a)*	69	5,650
		22,632
Automobiles – 0.5%
Thor Industries, Inc.(a)	103	5,689
Biotechnology – 1.3%
Alnylam Pharmaceuticals, Inc.(a)*	88	5,661
Cepheid, Inc.(a)*	121	5,653
Theravance, Inc.(a)*	159	5,669
		16,983
Building Products – 0.4%
USG Corp.(a)*	199	5,648
Capital Markets – 1.3%
Federated Investors, Inc., Class B(a)	197	5,674
Financial Engines, Inc.(a)	82	5,697
Stifel Financial Corp.(a)*	118	5,655
		17,026
Chemicals – 2.2%
Cabot Corp.(a)	110	5,654
Chemtura Corp.*	203	5,668
Cytec Industries, Inc.	61	5,683
PolyOne Corp.	161	5,691
Scotts Miracle-Gro Co./The, Class A(a)	91	5,662
		28,358
Commercial Banks – 3.6%
Associated Banc-Corp	326	5,672
Bank of Hawaii Corp.(a)	96	5,677
First Horizon National Corp.	485	5,650
FirstMerit Corp.	255	5,669
Hancock Holding Co.(a)	154	5,649
Popular, Inc.(a)*	198	5,689

	Number of Shares	Value
Synovus Financial Corp.	1,572	$5,659
TCF Financial Corp.	348	5,655
		45,320
Commercial Services & Supplies – 1.8%
Clean Harbors, Inc.(a)*	95	5,696
Covanta Holding Corp.	319	5,662
KAR Auction Services, Inc.	192	5,674
R.R. Donnelley & Sons Co.	279	5,658
		22,690
Communications Equipment – 2.2%
ARRIS Group, Inc.*	232	5,653
Brocade Communications Systems, Inc.*	637	5,650
JDS Uniphase Corp.*	437	5,672
Riverbed Technology, Inc.(a)*	313	5,659
ViaSat, Inc.(a)*	91	5,701
		28,335
Construction & Engineering – 1.3%
AECOM Technology Corp.*	191	5,621
EMCOR Group, Inc.(a)	134	5,687
Foster Wheeler AG(a)*	171	5,647
		16,955
Consumer Finance – 0.4%
Portfolio Recovery Associates, Inc.(a)*	107	5,654
Containers & Packaging – 0.5%
Silgan Holdings, Inc.(a)	119	5,714
Distributors – 0.4%
Pool Corp.(a)	97	5,640
Diversified Consumer Services – 0.9%
Apollo Education Group, Inc.*	207	5,655
Sotheby's(a)	106	5,639
		11,294
Diversified Telecommunication Services – 0.9%
Frontier Communications Corp.	1,222	5,682
tw telecom, inc.*	187	5,698
		11,380
Electric Utilities – 2.2%
Cleco Corp.(a)	121	5,641
Great Plains Energy, Inc.	233	5,648
Hawaiian Electric Industries, Inc.	217	5,655
IDACORP, Inc.(a)	109	5,650
Portland General Electric Co.	188	5,678
		28,272
Electrical Equipment – 1.3%
EnerSys, Inc.(a)	81	5,677

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Number of Shares	Value
Generac Holdings, Inc.(a)	101	$5,721
Regal-Beloit Corp.(a)	77	5,676
		17,074
Electronic Equipment, Instruments & Components – 2.7%
Anixter International, Inc.(a)	63	5,660
Belden, Inc.(a)	81	5,706
Cognex Corp.*	148	5,651
FEI Co.	64	5,719
Ingram Micro, Inc., Class A*	242	5,677
Jabil Circuit, Inc.	327	5,703
		34,116
Energy Equipment & Services – 2.2%
Atwood Oceanics, Inc.(a)*	106	5,659
Bristow Group, Inc.(a)	75	5,630
Helix Energy Solutions Group, Inc.*	246	5,702
Patterson-UTI Energy, Inc.	224	5,672
Tidewater, Inc.(a)	96	5,690
		28,353
Food & Staples Retailing – 0.9%
Casey's General Stores, Inc.	81	5,690
United Natural Foods, Inc.(a)*	75	5,654
		11,344
Food Products – 2.2%
Darling International, Inc.*	271	5,659
Hain Celestial Group, Inc./The(a)*	62	5,628
Hillshire Brands Co.(a)	169	5,651
TreeHouse Foods, Inc.(a)*	82	5,652
WhiteWave Foods Co., Class A(a)*	247	5,666
		28,256
Gas Utilities – 0.9%
Atmos Energy Corp.(a)	124	5,632
Piedmont Natural Gas Co., Inc.	170	5,637
		11,269
Health Care Equipment & Supplies – 1.8%
Sirona Dental Systems, Inc.(a)*	81	5,686
STERIS Corp.(a)	118	5,670
Teleflex, Inc.(a)	60	5,632
West Pharmaceutical Services, Inc.	115	5,642
		22,630
Health Care Providers & Services – 4.0%
Brookdale Senior Living, Inc.(a)*	209	5,681
Centene Corp.(a)*	96	5,659
Community Health Systems, Inc.*	144	5,655
Health Net, Inc.(a)*	190	5,637
HealthSouth Corp.	170	5,664
LifePoint Hospitals, Inc.(a)*	107	5,654
Team Health Holdings, Inc.(a)*	124	5,648
VCA Antech, Inc.(a)*	181	5,676

	Number of Shares	Value
WellCare Health Plans, Inc.(a)*	80	$5,634
		50,908
Health Care Technology – 0.9%
Allscripts Healthcare Solutions, Inc.*	369	5,705
Medidata Solutions, Inc.*	94	5,693
		11,398
Hotels, Restaurants & Leisure – 2.7%
Bally Technologies, Inc.(a)*	72	5,648
Brinker International, Inc.(a)	122	5,654
Domino's Pizza, Inc.(a)	82	5,711
Six Flags Entertainment Corp.(a)	155	5,707
Vail Resorts, Inc.(a)	76	5,718
Wendy's Co./The	650	5,668
		34,106
Household Durables – 1.4%
Leggett & Platt, Inc.	183	5,662
NVR, Inc.(a)*	6	6,156
Tempur Sealy International, Inc.(a)*	105	5,666
		17,484
Independent Power Producers & Energy Traders – 0.4%
Dynegy, Inc.*	262	5,638
Insurance – 2.2%
Allied World Assurance Co. Holdings AG(a)	50	5,641
Aspen Insurance Holdings Ltd.(a)	137	5,659
First American Financial Corp.	200	5,640
MBIA, Inc.(a)*	477	5,695
ProAssurance Corp.(a)	117	5,672
		28,307
Internet & Catalog Retail – 0.9%
HSN, Inc.(a)	91	5,669
Liberty Ventures(a)*	46	5,639
		11,308
Internet Software & Services – 0.5%
AOL, Inc.(a)*	122	5,688
IT Services – 1.8%
CoreLogic, Inc.(a)*	159	5,649
DST Systems, Inc.(a)	62	5,626
MAXIMUS, Inc.(a)	128	5,631
VeriFone Systems, Inc.(a)*	211	5,659
		22,565
Leisure Equipment & Products – 0.4%
Brunswick Corp.(a)	123	5,665
Life Sciences Tools & Services – 0.9%
PAREXEL International Corp.(a)*	125	5,648
Techne Corp.(a)	60	5,680
		11,328

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Number of Shares	Value
Machinery – 4.0%
Actuant Corp., Class A(a)	155	$5,679
Chart Industries, Inc.(a)*	59	5,643
CLARCOR, Inc.	88	5,663
ITT Corp.	130	5,645
Manitowoc Co., Inc./The	244	5,690
Middleby Corp./The(a)*	24	5,759
Navistar International Corp.*	148	5,652
Toro Co./The(a)	89	5,660
Woodward, Inc.(a)	124	5,656
		51,047
Media – 2.2%
John Wiley & Sons, Inc., Class A(a)	103	5,686
Live Nation Entertainment, Inc.(a)*	287	5,671
Regal Entertainment Group, Class A	291	5,660
Sinclair Broadcast Group, Inc., Class A(a)	159	5,681
Starz, Class A(a)*	193	5,643
		28,341
Metals & Mining – 1.8%
Carpenter Technology Corp.(a)	91	5,660
Cliffs Natural Resources, Inc.	216	5,661
Compass Minerals International, Inc.(a)	71	5,684
Worthington Industries, Inc.	135	5,681
		22,686
Multi-Utilities – 0.9%
TECO Energy, Inc.	329	5,672
Vectren Corp.(a)	160	5,680
		11,352
Oil, Gas & Consumable Fuels – 4.0%
Kodiak Oil & Gas Corp.(a)*	506	5,672
Newfield Exploration Co.(a)*	232	5,714
Rosetta Resources, Inc.(a)*	118	5,669
SandRidge Energy, Inc.(a)*	941	5,712
Teekay Corp.(a)	119	5,713
Ultra Petroleum Corp.(a)*	263	5,694
Western Refining, Inc.(a)	134	5,683
World Fuel Services Corp.(a)	131	5,654
WPX Energy, Inc.*	278	5,666
		51,177
Paper & Forest Products – 0.9%
Domtar Corp.(a)	60	5,660
Louisiana-Pacific Corp.(a)*	306	5,664
		11,324
Pharmaceuticals – 0.4%
Questcor Pharmaceuticals, Inc.	104	5,663

	Number of Shares	Value
Real Estate Investment Trusts (REITs) – 9.8%
American Campus Communities, Inc.	175	$5,637
American Realty Capital Properties, Inc.	440	5,658
Chimera Investment Corp.	1,829	5,670
CommonWealth REIT	242	5,641
Douglas Emmett, Inc.	242	5,636
EPR Properties(a)	115	5,653
Equity Lifestyle Properties, Inc.	156	5,652
Geo Group, Inc./The(a)	175	5,638
Healthcare Realty Trust, Inc.	265	5,647
Highwoods Properties, Inc.(a)	156	5,643
Home Properties, Inc.(a)	106	5,684
Invesco Mortgage Capital, Inc.	385	5,652
LaSalle Hotel Properties	183	5,647
Lexington Realty Trust	553	5,646
MFA Financial, Inc.	805	5,683
Piedmont Office Realty Trust, Inc., Class A	341	5,633
Post Properties, Inc.	125	5,654
Retail Properties of America, Inc., Class A	446	5,673
RLJ Lodging Trust	232	5,642
Spirit Realty Capital, Inc.	579	5,692
Tanger Factory Outlet Centers(a)	177	5,668
Two Harbors Investment Corp.	609	5,652
		124,401
Road & Rail – 0.9%
Avis Budget Group, Inc.(a)*	140	5,659
Landstar System, Inc.(a)	99	5,687
		11,346
Semiconductors & Semiconductor Equipment – 1.8%
Advanced Micro Devices, Inc.*	1,474	5,704
Atmel Corp.*	721	5,646
SunEdison, Inc.*	436	5,690
Teradyne, Inc.*	321	5,656
		22,696
Software – 3.1%
Aspen Technology, Inc.(a)*	135	5,643
Compuware Corp.	503	5,639
Fortinet, Inc.*	296	5,662
Guidewire Software, Inc.*	115	5,643
Qlik Technologies, Inc.(a)*	213	5,672
SolarWinds, Inc.*	150	5,675
Tyler Technologies, Inc.(a)*	55	5,617
		39,551
Specialty Retail – 3.1%
Ascena Retail Group, Inc.*	267	5,650
Buckle, Inc./The(a)	108	5,676

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Number of Shares	Value
Chico's FAS, Inc.	300	$5,652
CST Brands, Inc.	154	5,655
DSW, Inc., Class A	133	5,683
Guess?, Inc.	183	5,686
Pier 1 Imports, Inc.	245	5,655
		39,657
Textiles, Apparel & Luxury Goods – 1.3%
Carter's, Inc.(a)	79	5,672
Fifth & Pacific Cos., Inc.(a)*	177	5,676
Wolverine World Wide, Inc.	167	5,671
		17,019
Trading Companies & Distributors – 1.8%
Air Lease Corp.	183	5,688
GATX Corp.(a)	108	5,634
MRC Global, Inc.(a)*	175	5,645
Watsco, Inc.(a)	59	5,668
		22,635
Wireless Telecommunication Services – 0.4%
Telephone & Data Systems, Inc.	220	5,672
Total Common Stocks Held Long
(Cost $937,670)		1,133,661
Securities Sold Short – (89.0%)
Aerospace & Defense – (3.1%)
Boeing Co./The	(42)	(5,733)
General Dynamics Corp.	(59)	(5,637)
Honeywell International, Inc.	(62)	(5,665)
Lockheed Martin Corp.	(38)	(5,649)
Northrop Grumman Corp.	(50)	(5,731)
Precision Castparts Corp.	(21)	(5,655)
Raytheon Co.	(63)	(5,714)
		(39,784)
Air Freight & Logistics – (0.9%)
FedEx Corp.	(40)	(5,751)
United Parcel Service, Inc., Class B	(54)	(5,674)
		(11,425)
Auto Components – (0.5%)
Johnson Controls, Inc.	(111)	(5,694)
Automobiles – (0.9%)
Ford Motor Co.	(368)	(5,678)
General Motors Co.*	(139)	(5,681)
		(11,359)
Beverages – (0.9%)
Coca-Cola Co./The	(137)	(5,659)
PepsiCo, Inc.	(68)	(5,640)
		(11,299)

	Number of Shares	Value
Biotechnology – (1.8%)
Amgen, Inc.	(50)	$(5,708)
Biogen Idec, Inc.*	(20)	(5,595)
Celgene Corp.*	(34)	(5,745)
Gilead Sciences, Inc.*	(76)	(5,711)
		(22,759)
Capital Markets – (3.6%)
Bank of New York Mellon Corp./The	(163)	(5,695)
BlackRock, Inc.	(18)	(5,697)
Charles Schwab Corp./The	(218)	(5,668)
Franklin Resources, Inc.	(98)	(5,658)
Goldman Sachs Group, Inc./The	(32)	(5,672)
Morgan Stanley	(181)	(5,676)
State Street Corp.	(77)	(5,651)
T. Rowe Price Group, Inc.	(68)	(5,696)
		(45,413)
Chemicals – (3.6%)
Dow Chemical Co./The	(128)	(5,683)
E.I. du Pont de Nemours & Co.	(88)	(5,717)
Ecolab, Inc.	(55)	(5,735)
LyondellBasell Industries N.V., Class A	(71)	(5,700)
Monsanto Co.	(49)	(5,711)
PPG Industries, Inc.	(30)	(5,690)
Praxair, Inc.	(44)	(5,721)
Sherwin-Williams Co./The	(31)	(5,689)
		(45,646)
Commercial Banks – (1.8%)
BB&T Corp.	(152)	(5,673)
PNC Financial Services Group, Inc.	(73)	(5,663)
U.S. Bancorp	(141)	(5,696)
Wells Fargo & Co.	(125)	(5,675)
		(22,707)
Commercial Services & Supplies – (0.9%)
Tyco International Ltd.	(139)	(5,705)
Waste Management, Inc.	(127)	(5,698)
		(11,403)
Communications Equipment – (0.9%)
Cisco Systems, Inc.	(253)	(5,680)
QUALCOMM, Inc.	(77)	(5,717)
		(11,397)
Computers & Peripherals – (1.3%)
Apple, Inc.	(10)	(5,611)
EMC Corp.	(226)	(5,684)
Hewlett-Packard Co.	(202)	(5,652)
		(16,947)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Number of Shares	Value
Consumer Finance – (1.3%)
American Express Co.	(63)	$(5,716)
Capital One Financial Corp.	(74)	(5,669)
Discover Financial Services	(102)	(5,707)
		(17,092)
Diversified Financial Services – (1.8%)
Bank of America Corp.	(365)	(5,683)
Citigroup, Inc.	(109)	(5,680)
CME Group, Inc.	(73)	(5,728)
JPMorgan Chase & Co.	(97)	(5,672)
		(22,763)
Diversified Telecommunication Services – (0.9%)
AT&T, Inc.	(162)	(5,696)
Verizon Communications, Inc.	(116)	(5,700)
		(11,396)
Electric Utilities – (2.7%)
American Electric Power Co., Inc.	(121)	(5,655)
Duke Energy Corp.	(82)	(5,659)
Exelon Corp.	(207)	(5,670)
NextEra Energy, Inc.	(66)	(5,651)
PPL Corp.	(189)	(5,687)
Southern Co./The	(138)	(5,673)
		(33,995)
Electrical Equipment – (1.3%)
Eaton Corp. plc	(75)	(5,709)
Emerson Electric Co.	(81)	(5,684)
Rockwell Automation, Inc.	(48)	(5,672)
		(17,065)
Electronic Equipment, Instruments & Components – (0.9%)
Corning, Inc.	(318)	(5,667)
TE Connectivity Ltd.	(103)	(5,676)
		(11,343)
Energy Equipment & Services – (1.3%)
Halliburton Co.	(112)	(5,684)
National Oilwell Varco, Inc.	(71)	(5,647)
Schlumberger Ltd.	(63)	(5,677)
		(17,008)
Food & Staples Retailing – (2.2%)
Costco Wholesale Corp.	(48)	(5,712)
CVS Caremark Corp.	(79)	(5,654)
Walgreen Co.	(99)	(5,687)
Wal-Mart Stores, Inc.	(72)	(5,666)
Whole Foods Market, Inc.	(99)	(5,725)
		(28,444)
Food Products – (2.2%)
Archer-Daniels-Midland Co.	(131)	(5,685)
General Mills, Inc.	(114)	(5,690)

	Number of Shares	Value
Kellogg Co.	(93)	$(5,680)
Kraft Foods Group, Inc.	(105)	(5,662)
Mondelez International, Inc., Class A	(161)	(5,683)
		(28,400)
Health Care Equipment & Supplies – (1.8%)
Abbott Laboratories	(148)	(5,673)
Baxter International, Inc.	(82)	(5,703)
Covidien plc	(83)	(5,652)
Medtronic, Inc.	(99)	(5,682)
		(22,710)
Health Care Providers & Services – (1.3%)
Express Scripts Holding Co.*	(81)	(5,689)
McKesson Corp.	(35)	(5,649)
UnitedHealth Group, Inc.	(76)	(5,723)
		(17,061)
Health Care Technology – (0.4%)
Cerner Corp.*	(102)	(5,686)
Hotels, Restaurants & Leisure – (2.2%)
Carnival Corp.	(142)	(5,704)
Las Vegas Sands Corp.	(72)	(5,678)
McDonald's Corp.	(59)	(5,725)
Starbucks Corp.	(72)	(5,644)
Yum! Brands, Inc.	(75)	(5,671)
		(28,422)
Household Products – (1.3%)
Colgate-Palmolive Co.	(87)	(5,673)
Kimberly-Clark Corp.	(54)	(5,641)
Procter & Gamble Co./The	(70)	(5,699)
		(17,013)
Industrial Conglomerates – (1.3%)
3M Co.	(41)	(5,750)
Danaher Corp.	(74)	(5,713)
General Electric Co.	(203)	(5,690)
		(17,153)
Insurance – (4.9%)
ACE Ltd.	(55)	(5,694)
Aflac, Inc.	(85)	(5,678)
Allstate Corp./The	(104)	(5,672)
American International Group, Inc.	(111)	(5,667)
Aon plc	(68)	(5,704)
Berkshire Hathaway, Inc., Class B*	(48)	(5,691)
Chubb Corp./The	(59)	(5,701)
Marsh & McLennan Cos., Inc.	(117)	(5,658)
MetLife, Inc.	(106)	(5,716)
Prudential Financial, Inc.	(62)	(5,718)
Travelers Cos., Inc./The	(63)	(5,704)
		(62,603)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Number of Shares	Value
Internet & Catalog Retail – (0.9%)
Amazon.com, Inc.*	(14)	$(5,583)
priceline.com, Inc.*	(5)	(5,812)
		(11,395)
Internet Software & Services – (2.2%)
eBay, Inc.*	(104)	(5,708)
Facebook, Inc., Class A*	(104)	(5,685)
GOOGLE, Inc., Class A*	(5)	(5,603)
LinkedIn Corp., Class A*	(26)	(5,638)
Yahoo!, Inc.*	(140)	(5,662)
		(28,296)
IT Services – (3.1%)
Accenture plc, Class A	(69)	(5,673)
Automatic Data Processing, Inc.	(70)	(5,657)
Cognizant Technology Solutions Corp., Class A*	(56)	(5,655)
International Business Machines Corp.	(30)	(5,627)
Mastercard, Inc., Class A	(7)	(5,848)
Paychex, Inc.	(124)	(5,646)
Visa, Inc., Class A	(26)	(5,790)
		(39,896)
Life Sciences Tools & Services – (0.9%)
Agilent Technologies, Inc.	(99)	(5,662)
Thermo Fisher Scientific, Inc.	(51)	(5,679)
		(11,341)
Machinery – (3.6%)
Caterpillar, Inc.	(63)	(5,721)
Cummins, Inc.	(40)	(5,639)
Deere & Co.	(62)	(5,663)
Dover Corp.	(59)	(5,696)
Illinois Tool Works, Inc.	(68)	(5,717)
Ingersoll-Rand plc	(92)	(5,667)
PACCAR, Inc.	(96)	(5,680)
Parker Hannifin Corp.	(44)	(5,660)
		(45,443)
Media – (4.4%)
CBS Corp., Class B	(89)	(5,673)
Comcast Corp., Class A	(109)	(5,664)
DIRECTV*	(82)	(5,665)
Discovery Communications, Inc., Class A*	(63)	(5,697)
Sirius XM Holdings, Inc.*	(1,614)	(5,633)
Time Warner Cable, Inc.	(42)	(5,691)
Time Warner, Inc.	(81)	(5,647)
Twenty-First Century Fox, Inc., Class A	(162)	(5,699)
Viacom, Inc., Class B	(65)	(5,677)
Walt Disney Co./The	(74)	(5,654)
		(56,700)

	Number of Shares	Value
Metals & Mining – (0.5%)
Freeport-McMoRan Copper & Gold, Inc.	(151)	$(5,699)
Multiline Retail – (0.5%)
Target Corp.	(90)	(5,694)
Multi-Utilities – (1.8%)
Dominion Resources, Inc.	(88)	(5,693)
PG&E Corp.	(141)	(5,679)
Public Service Enterprise Group, Inc.	(177)	(5,671)
Sempra Energy	(63)	(5,655)
		(22,698)
Oil, Gas & Consumable Fuels – (5.4%)
Anadarko Petroleum Corp.	(72)	(5,711)
Apache Corp.	(66)	(5,672)
Chevron Corp.	(46)	(5,746)
ConocoPhillips	(80)	(5,652)
EOG Resources, Inc.	(34)	(5,707)
Exxon Mobil Corp.	(56)	(5,667)
Hess Corp.	(68)	(5,644)
Kinder Morgan, Inc.	(157)	(5,652)
Marathon Petroleum Corp.	(62)	(5,687)
Occidental Petroleum Corp.	(60)	(5,706)
Phillips 66	(74)	(5,708)
Pioneer Natural Resources Co.	(31)	(5,706)
		(68,258)
Paper & Forest Products – (0.4%)
International Paper Co.	(116)	(5,688)
Personal Products – (0.5%)
Estee Lauder Cos., Inc./The, Class A	(76)	(5,724)
Pharmaceuticals – (3.1%)
AbbVie, Inc.	(108)	(5,703)
Allergan, Inc.	(51)	(5,665)
Bristol-Myers Squibb Co.	(107)	(5,687)
Eli Lilly & Co.	(111)	(5,661)
Johnson & Johnson	(62)	(5,679)
Merck & Co., Inc.	(114)	(5,706)
Pfizer, Inc.	(186)	(5,697)
		(39,798)
Real Estate Investment Trusts (REITs) – (3.1%)
American Tower Corp.	(71)	(5,667)
Equity Residential	(109)	(5,654)
General Growth Properties, Inc.	(282)	(5,660)
Prologis, Inc.	(154)	(5,690)
Public Storage	(38)	(5,720)
Simon Property Group, Inc.	(37)	(5,630)
Ventas, Inc.	(99)	(5,671)
		(39,692)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Number of Shares	Value
Road & Rail – (1.3%)
CSX Corp.	(197)	$(5,668)
Norfolk Southern Corp.	(61)	(5,662)
Union Pacific Corp.	(34)	(5,712)
		(17,042)
Semiconductors & Semiconductor Equipment – (1.8%)
Applied Materials, Inc.	(321)	(5,679)
Intel Corp.	(219)	(5,685)
Micron Technology, Inc.*	(261)	(5,679)
Texas Instruments, Inc.	(129)	(5,665)
		(22,708)
Software – (2.7%)
Adobe Systems, Inc.*	(95)	(5,689)
Intuit, Inc.	(74)	(5,648)
Microsoft Corp.	(152)	(5,689)
Oracle Corp.	(148)	(5,662)
Salesforce.com, Inc.*	(103)	(5,684)
VMware, Inc., Class A*	(63)	(5,652)
		(34,024)
Specialty Retail – (1.3%)
Home Depot, Inc./The	(69)	(5,682)
Lowe's Cos., Inc.	(115)	(5,698)
TJX Cos., Inc.	(89)	(5,672)
		(17,052)
Textiles, Apparel & Luxury Goods – (0.9%)
NIKE, Inc., Class B	(72)	(5,662)
VF Corp.	(91)	(5,673)
		(11,335)

	Number of Shares	Value
Tobacco – (1.8%)
Altria Group, Inc.	(148)	$(5,682)
Lorillard, Inc.	(112)	(5,676)
Philip Morris International, Inc.	(65)	(5,663)
Reynolds American, Inc.	(114)	(5,699)
		(22,720)
Trading Companies & Distributors – (0.4%)
W.W. Grainger, Inc.	(22)	(5,619)
Wireless Telecommunication Services – (0.4%)
Sprint Corp.*	(525)	(5,644)
Total Securities Sold Short (Proceeds Received $904,639)		(1,136,453)
Other assets less liabilities — 100.2%		1,279,172
Net Assets — 100.0%		$1,276,380
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At December 31, 2013, the aggregate amount held in a segregated account was $693,616.

As of December 31, 2013, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$167,603
Aggregate gross unrealized depreciation	(310,062)
Net unrealized depreciation	$(142,459)
Federal income tax cost of investments	$139,667

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)(1)	Cash Collateral (Received) Pledged		Net Amount(2)
134,272 USD	10/05/2015	Morgan Stanley	0.62%	Dow Jones U.S. Thematic Market Neutral Size Index (Fund has long exposure to small-cap companies(3))	$11,807	—		11,807
(131,800) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Size Index (Fund has short exposure to large-cap companies(3))	(0.08)%	(13,193)	10,000	(4)	(3,193)
					$(1,386)			$8,614
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	Stocks are ranked within the Target Index based on each company's market capitalization. Please refer to “Principal Investment Strategies” in the Fund's Prospectus for additional information about the Fund's Target Index.
(4)	Reflects all or a portion of the amount disclosed on the Statement of Assets and Liabilities as “Segregated cash balance with custodian for swap agreements”. Under U.S. Generally Accepted Accounting Principles (“GAAP”), the amount disclosed under this caption may not exceed the amount of the liability being collateralized for the benefit of the counterparty.

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long – 89.8%
Aerospace & Defense – 2.3%
Boeing Co./The(a)	96	$13,103
DigitalGlobe, Inc.(a)*	315	12,962
Exelis, Inc.	681	12,980
L-3 Communications Holdings, Inc.(a)	120	12,823
TransDigm Group, Inc.	81	13,043
		64,911
Air Freight & Logistics – 0.9%
C.H. Robinson Worldwide, Inc.(a)	222	12,951
United Parcel Service, Inc., Class B	123	12,925
		25,876
Auto Components – 0.5%
Visteon Corp.*	159	13,021
Beverages – 1.3%
Coca-Cola Co./The(a)	312	12,889
Constellation Brands, Inc., Class A*	183	12,879
PepsiCo, Inc.	156	12,939
		38,707
Biotechnology – 0.5%
Vertex Pharmaceuticals, Inc.*	174	12,928
Chemicals – 3.6%
Albemarle Corp.	204	12,932
Celanese Corp.	234	12,942
FMC Corp.(a)	171	12,904
International Flavors & Fragrances, Inc.	150	12,897
Monsanto Co.(a)	111	12,937
Praxair, Inc.	99	12,873
Sherwin-Williams Co./The	72	13,212
Sigma-Aldrich Corp.	138	12,973
		103,670
Commercial Banks – 4.9%
CIT Group, Inc.(a)	249	12,980
Commerce Bancshares, Inc./MO(a)	288	12,934
Cullen/Frost Bankers, Inc.(a)	174	12,951
First Niagara Financial Group, Inc.(a)	1,218	12,935
FirstMerit Corp.(a)	582	12,938
Hancock Holding Co.(a)	351	12,875
M&T Bank Corp.(a)	111	12,923
Prosperity Bancshares, Inc.(a)	204	12,932
Signature Bank*	120	12,890
UMB Financial Corp.	201	12,920
Wells Fargo & Co.	285	12,939
		142,217
Commercial Services & Supplies – 1.8%
Covanta Holding Corp.(a)	729	12,940

	Number of Shares	Value
Republic Services, Inc.	390	$12,948
Stericycle, Inc.*	111	12,895
Waste Management, Inc.	288	12,922
		51,705
Communications Equipment – 1.3%
Harris Corp.(a)	186	12,985
Motorola Solutions, Inc.(a)	192	12,960
QUALCOMM, Inc.	174	12,919
		38,864
Computers & Peripherals – 0.9%
Apple, Inc.(a)	24	13,466
Hewlett-Packard Co.(a)	459	12,843
		26,309
Consumer Finance – 0.4%
Portfolio Recovery Associates, Inc.*	243	12,840
Containers & Packaging – 1.4%
Ball Corp.(a)	252	13,018
Bemis Co., Inc.(a)	318	13,025
Silgan Holdings, Inc.	270	12,966
		39,009
Diversified Financial Services – 0.5%
CME Group, Inc.(a)	165	12,946
Diversified Telecommunication Services – 0.5%
Verizon Communications, Inc.	264	12,973
Electric Utilities – 2.2%
Exelon Corp.(a)	471	12,901
ITC Holdings Corp.	135	12,936
OGE Energy Corp.(a)	381	12,916
PPL Corp.	432	12,999
Southern Co./The	315	12,949
		64,701
Electrical Equipment – 0.9%
Regal-Beloit Corp.	177	13,049
Roper Industries, Inc.	93	12,897
		25,946
Electronic Equipment, Instruments & Components – 1.8%
FLIR Systems, Inc.(a)	429	12,913
IPG Photonics Corp.*	168	13,039
Jabil Circuit, Inc.	744	12,975
National Instruments Corp.(a)	405	12,968
		51,895
Energy Equipment & Services – 0.5%
Core Laboratories N.V.(a)	69	13,176
Food & Staples Retailing – 1.8%
CVS Caremark Corp.(a)	180	12,883

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Number of Shares	Value
Safeway, Inc.	399	$12,995
Sysco Corp.	357	12,888
Wal-Mart Stores, Inc.	165	12,984
		51,750
Food Products – 3.1%
General Mills, Inc.(a)	258	12,877
Hershey Co./The(a)	132	12,834
JM Smucker Co./The	126	13,056
Kellogg Co.(a)	210	12,825
McCormick & Co., Inc.(a)	189	13,026
Mead Johnson Nutrition Co.(a)	153	12,815
Tyson Foods, Inc., Class A	387	12,949
		90,382
Health Care Equipment & Supplies – 1.3%
Abbott Laboratories(a)	339	12,994
IDEXX Laboratories, Inc.(a)*	123	13,083
Intuitive Surgical, Inc.(a)*	33	12,675
		38,752
Health Care Providers & Services – 5.4%
Aetna, Inc.	189	12,963
AmerisourceBergen Corp.(a)	183	12,867
Cardinal Health, Inc.(a)	195	13,028
Cigna Corp.(a)	147	12,860
DaVita HealthCare Partners, Inc.(a)*	204	12,927
Humana, Inc.(a)	126	13,006
Laboratory Corp. of America Holdings(a)*	141	12,883
Omnicare, Inc.(a)	213	12,857
Quest Diagnostics, Inc.(a)	243	13,010
UnitedHealth Group, Inc.	171	12,876
WellCare Health Plans, Inc.*	183	12,887
WellPoint, Inc.	141	13,027
		155,191
Hotels, Restaurants & Leisure – 1.3%
Chipotle Mexican Grill, Inc.(a)*	24	12,787
McDonald's Corp.(a)	135	13,099
Panera Bread Co., Class A*	72	12,721
		38,607
Household Products – 2.2%
Church & Dwight Co., Inc.(a)	195	12,925
Clorox Co./The(a)	141	13,079
Colgate-Palmolive Co.(a)	198	12,911
Kimberly-Clark Corp.(a)	123	12,849
Procter & Gamble Co./The	159	12,944
		64,708
Industrial Conglomerates – 0.5%
3M Co.(a)	93	13,043

	Number of Shares	Value
Insurance – 6.7%
Aflac, Inc.(a)	195	$13,026
Allied World Assurance Co. Holdings AG(a)	114	12,860
American Financial Group, Inc.(a)	225	12,987
Arch Capital Group Ltd.(a)*	216	12,893
Aspen Insurance Holdings Ltd.(a)	312	12,889
Axis Capital Holdings Ltd.(a)	273	12,987
Everest Re Group Ltd.	84	13,093
Fidelity National Financial, Inc., Class A(a)	399	12,948
HCC Insurance Holdings, Inc.(a)	282	13,011
Markel Corp.(a)*	21	12,187
PartnerRe Ltd.	123	12,968
Reinsurance Group of America, Inc.	168	13,005
RenaissanceRe Holdings Ltd.	132	12,849
Validus Holdings Ltd.	321	12,933
W.R. Berkley Corp.	297	12,887
		193,523
Internet & Catalog Retail – 0.5%
Groupon, Inc.(a)*	1,104	12,994
Internet Software & Services – 1.8%
CoStar Group, Inc.(a)*	69	12,736
Facebook, Inc., Class A(a)*	237	12,954
j2 Global, Inc.(a)	258	12,903
Yahoo!, Inc.*	321	12,981
		51,574
IT Services – 4.0%
Alliance Data Systems Corp.(a)*	48	12,621
Amdocs Ltd.(a)	312	12,867
Computer Sciences Corp.(a)	231	12,908
Fidelity National Information Services, Inc.(a)	240	12,883
Fiserv, Inc.(a)*	219	12,932
FleetCor Technologies, Inc.(a)*	111	13,006
Gartner, Inc.(a)*	183	13,002
Jack Henry & Associates, Inc.(a)	219	12,967
MAXIMUS, Inc.(a)	294	12,933
		116,119
Leisure Equipment & Products – 0.4%
Hasbro, Inc.(a)	234	12,872
Life Sciences Tools & Services – 0.5%
PerkinElmer, Inc.	315	12,987
Machinery – 1.3%
Deere & Co.(a)	141	12,878
Stanley Black & Decker, Inc.	162	13,072
Xylem, Inc./NY	372	12,871
		38,821

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Number of Shares	Value
Media – 3.2%
Cablevision Systems Corp., Class A(a)	720	$12,910
Charter Communications, Inc., Class A(a)*	96	13,129
DISH Network Corp., Class A(a)*	225	13,032
Lamar Advertising Co., Class A(a)*	246	12,853
Scripps Networks Interactive, Inc., Class A	150	12,961
Starz, Class A*	441	12,895
Time Warner Cable, Inc.	96	13,008
		90,788
Metals & Mining – 0.9%
Newmont Mining Corp.(a)	564	12,989
Royal Gold, Inc.	282	12,992
		25,981
Multiline Retail – 1.8%
Dollar General Corp.(a)*	213	12,848
Family Dollar Stores, Inc.(a)	198	12,864
Kohl's Corp.(a)	228	12,939
Target Corp.	204	12,907
		51,558
Multi-Utilities – 1.8%
Consolidated Edison, Inc.(a)	234	12,936
PG&E Corp.(a)	321	12,930
Public Service Enterprise Group, Inc.(a)	405	12,976
Sempra Energy	144	12,925
		51,767
Oil, Gas & Consumable Fuels – 6.3%
Cabot Oil & Gas Corp.(a)	336	13,023
Chevron Corp.(a)	105	13,116
ConocoPhillips(a)	183	12,929
EQT Corp.(a)	144	12,928
Exxon Mobil Corp.	129	13,055
Gulfport Energy Corp.(a)*	207	13,072
HollyFrontier Corp.(a)	261	12,969
Kinder Morgan, Inc.(a)	360	12,960
Marathon Petroleum Corp.(a)	141	12,934
Murphy Oil Corp.(a)	201	13,041
Occidental Petroleum Corp.(a)	135	12,839
Range Resources Corp.	153	12,899
Spectra Energy Corp.	363	12,930
World Fuel Services Corp.(a)	300	12,948
		181,643
Pharmaceuticals – 2.2%
Actavis plc(a)*	78	13,104
Endo Health Solutions, Inc.(a)*	192	12,952
Jazz Pharmaceuticals plc(a)*	102	12,909
Merck & Co., Inc.(a)	258	12,913

	Number of Shares	Value
Questcor Pharmaceuticals, Inc.	237	$12,905
		64,783
Professional Services – 0.9%
Nielsen Holdings N.V.(a)	282	12,941
Towers Watson & Co., Class A	102	13,016
		25,957
Real Estate Investment Trusts (REITs) – 4.0%
Annaly Capital Management, Inc.	1,293	12,891
AvalonBay Communities, Inc.(a)	111	13,123
CommonWealth REIT(a)	552	12,867
Digital Realty Trust, Inc.	264	12,968
Equity Residential(a)	249	12,916
Home Properties, Inc.(a)	240	12,869
Mid-America Apartment Communities, Inc.(a)	213	12,938
Post Properties, Inc.	285	12,891
Retail Properties of America, Inc., Class A	1,020	12,974
		116,437
Road & Rail – 0.4%
Old Dominion Freight Line, Inc.(a)*	243	12,884
Semiconductors & Semiconductor Equipment – 0.5%
Intel Corp.(a)	498	12,928
Software – 4.5%
Adobe Systems, Inc.(a)*	216	12,934
Aspen Technology, Inc.(a)*	309	12,916
Fortinet, Inc.(a)*	675	12,913
Guidewire Software, Inc.(a)*	264	12,955
Intuit, Inc.(a)	171	13,051
Mentor Graphics Corp.	537	12,926
MICROS Systems, Inc.(a)*	225	12,908
Microsoft Corp.(a)	345	12,913
Nuance Communications, Inc.(a)*	852	12,950
Synopsys, Inc.*	318	12,901
		129,367
Specialty Retail – 2.3%
AutoZone, Inc.(a)*	27	12,904
DSW, Inc., Class A(a)	303	12,947
L Brands, Inc.(a)	210	12,989
O'Reilly Automotive, Inc.(a)*	102	13,128
PetSmart, Inc.	177	12,877
		64,845
Textiles, Apparel & Luxury Goods – 1.3%
Carter's, Inc.	180	12,922
Coach, Inc.	231	12,966
Steven Madden Ltd.*	354	12,953
		38,841

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Number of Shares	Value
Thrifts & Mortgage Finance – 0.9%
New York Community Bancorp, Inc.(a)	768	$12,941
People's United Financial, Inc.(a)	858	12,973
		25,914
Trading Companies & Distributors – 0.9%
MSC Industrial Direct Co., Inc., Class A(a)	159	12,858
W.W. Grainger, Inc.	51	13,027
		25,885
Water Utilities – 0.5%
American Water Works Co., Inc.(a)	306	12,932
Wireless Telecommunication Services – 0.4%
T-Mobile US, Inc.*	384	12,918
Total Common Stocks Held Long
(Cost $2,325,199)		2,588,445
Securities Sold Short – (89.8%)
Aerospace & Defense – (2.2%)
Curtiss-Wright Corp.	(207)	(12,881)
Esterline Technologies Corp.*	(126)	(12,847)
Hexcel Corp.*	(291)	(13,005)
Spirit Aerosystems Holdings, Inc., Class A*	(381)	(12,985)
Textron, Inc.	(354)	(13,013)
		(64,731)
Airlines – (1.4%)
Alaska Air Group, Inc.	(177)	(12,987)
Delta Air Lines, Inc.	(471)	(12,938)
United Continental Holdings, Inc.*	(342)	(12,938)
		(38,863)
Auto Components – (2.2%)
Dana Holding Corp.	(657)	(12,890)
Gentex Corp.	(393)	(12,965)
Johnson Controls, Inc.	(252)	(12,928)
Tenneco, Inc.*	(228)	(12,898)
TRW Automotive Holdings Corp.*	(174)	(12,944)
		(64,625)
Automobiles – (0.5%)
General Motors Co.*	(318)	(12,997)
Biotechnology – (4.1%)
Aegerion Pharmaceuticals, Inc.*	(183)	(12,986)
Alexion Pharmaceuticals, Inc.*	(96)	(12,774)
Alnylam Pharmaceuticals, Inc.*	(201)	(12,930)
Gilead Sciences, Inc.*	(174)	(13,076)
Incyte Corp. Ltd.*	(255)	(12,911)
Isis Pharmaceuticals, Inc.*	(324)	(12,908)
Pharmacyclics, Inc.*	(123)	(13,011)
Regeneron Pharmaceuticals, Inc.*	(48)	(13,211)

	Number of Shares	Value
Seattle Genetics, Inc.*	(327)	$(13,044)
		(116,851)
Building Products – (1.3%)
Fortune Brands Home & Security, Inc.	(282)	(12,887)
Masco Corp.	(567)	(12,911)
USG Corp.*	(453)	(12,856)
		(38,654)
Capital Markets – (6.3%)
Affiliated Managers Group, Inc.*	(60)	(13,013)
Bank of New York Mellon Corp./The	(369)	(12,893)
BlackRock, Inc.	(42)	(13,292)
Charles Schwab Corp./The	(498)	(12,948)
Eaton Vance Corp.	(303)	(12,965)
Federated Investors, Inc., Class B	(450)	(12,960)
Franklin Resources, Inc.	(225)	(12,989)
Goldman Sachs Group, Inc./The	(72)	(12,763)
Invesco Ltd.	(354)	(12,885)
Legg Mason, Inc.	(297)	(12,913)
Morgan Stanley	(411)	(12,889)
Raymond James Financial, Inc.	(246)	(12,839)
TD Ameritrade Holding Corp.	(423)	(12,961)
Waddell & Reed Financial, Inc., Class A	(198)	(12,894)
		(181,204)
Chemicals – (2.2%)
Axiall Corp.	(273)	(12,951)
Dow Chemical Co./The	(291)	(12,921)
Huntsman Corp.	(528)	(12,989)
PolyOne Corp.	(366)	(12,938)
Valspar Corp./The	(180)	(12,832)
		(64,631)
Commercial Banks – (0.4%)
First Republic Bank	(246)	(12,878)
Commercial Services & Supplies – (0.5%)
Iron Mountain, Inc.	(429)	(13,020)
Communications Equipment – (2.7%)
Ciena Corp.*	(540)	(12,922)
F5 Networks, Inc.*	(141)	(12,811)
JDS Uniphase Corp.*	(996)	(12,928)
Juniper Networks, Inc.*	(573)	(12,933)
Riverbed Technology, Inc.*	(714)	(12,909)
ViaSat, Inc.*	(207)	(12,969)
		(77,472)
Computers & Peripherals – (1.3%)
3D Systems Corp.*	(138)	(12,824)
Lexmark International, Inc., Class A	(363)	(12,894)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Number of Shares	Value
SanDisk Corp.	(183)	$(12,909)
		(38,627)
Construction & Engineering – (1.3%)
AECOM Technology Corp.*	(435)	(12,802)
Fluor Corp.	(162)	(13,007)
KBR, Inc.	(405)	(12,915)
		(38,724)
Construction Materials – (0.9%)
Eagle Materials, Inc.	(168)	(13,008)
Vulcan Materials Co.	(219)	(13,013)
		(26,021)
Containers & Packaging – (0.9%)
Owens-Illinois, Inc.*	(363)	(12,988)
Sealed Air Corp.	(381)	(12,973)
		(25,961)
Distributors – (0.5%)
LKQ Corp.*	(393)	(12,930)
Diversified Consumer Services – (1.4%)
Apollo Education Group, Inc.*	(474)	(12,950)
H&R Block, Inc.	(447)	(12,981)
Sotheby's	(243)	(12,927)
		(38,858)
Diversified Financial Services – (1.4%)
Bank of America Corp.	(831)	(12,939)
Citigroup, Inc.	(249)	(12,975)
Moody's Corp.	(165)	(12,948)
		(38,862)
Diversified Telecommunication Services – (0.5%)
Level 3 Communications, Inc.*	(390)	(12,936)
Electric Utilities – (0.9%)
Great Plains Energy, Inc.	(531)	(12,872)
Pinnacle West Capital Corp.	(246)	(13,018)
		(25,890)
Electrical Equipment – (0.4%)
EnerSys, Inc.	(183)	(12,826)
Electronic Equipment, Instruments & Components – (0.5%)
Belden, Inc.	(183)	(12,892)
Energy Equipment & Services – (3.6%)
Baker Hughes, Inc.	(234)	(12,931)
Halliburton Co.	(255)	(12,941)
Helix Energy Solutions Group, Inc.*	(561)	(13,004)
Oceaneering International, Inc.	(165)	(13,015)
Oil States International, Inc.*	(126)	(12,817)
Superior Energy Services, Inc.*	(486)	(12,932)
Tidewater, Inc.	(219)	(12,980)

	Number of Shares	Value
Transocean Ltd.	(261)	$(12,899)
		(103,519)
Food Products – (0.5%)
Green Mountain Coffee Roasters, Inc.*	(171)	(12,924)
Gas Utilities – (1.8%)
Atmos Energy Corp.	(285)	(12,945)
National Fuel Gas Co.	(180)	(12,852)
Questar Corp.	(564)	(12,966)
UGI Corp.	(312)	(12,936)
		(51,699)
Health Care Equipment & Supplies – (1.3%)
Align Technology, Inc.*	(225)	(12,859)
Boston Scientific Corp.*	(1,077)	(12,945)
Hill-Rom Holdings, Inc.	(312)	(12,898)
		(38,702)
Health Care Providers & Services – (1.8%)
Brookdale Senior Living, Inc.*	(477)	(12,965)
Community Health Systems, Inc.*	(330)	(12,959)
LifePoint Hospitals, Inc.*	(243)	(12,840)
Tenet Healthcare Corp.*	(306)	(12,889)
		(51,653)
Health Care Technology – (0.9%)
athenahealth, Inc.*	(96)	(12,912)
Medidata Solutions, Inc.*	(213)	(12,901)
		(25,813)
Hotels, Restaurants & Leisure – (2.7%)
International Game Technology	(714)	(12,966)
Las Vegas Sands Corp.	(165)	(13,014)
MGM Resorts International*	(549)	(12,912)
Royal Caribbean Cruises Ltd.	(273)	(12,946)
Starwood Hotels & Resorts Worldwide, Inc.	(162)	(12,871)
Wynn Resorts Ltd.	(66)	(12,818)
		(77,527)
Household Durables – (3.6%)
D.R. Horton, Inc.*	(579)	(12,923)
Harman International Industries, Inc.	(156)	(12,769)
Lennar Corp., Class A	(327)	(12,936)
Mohawk Industries, Inc.*	(87)	(12,954)
PulteGroup, Inc.	(633)	(12,894)
Tempur Sealy International, Inc.*	(240)	(12,951)
Toll Brothers, Inc.*	(348)	(12,876)
Whirlpool Corp.	(81)	(12,706)
		(103,009)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Number of Shares	Value
Independent Power Producers & Energy Traders – (0.9%)
AES Corp./The	(891)	$(12,928)
NRG Energy, Inc.	(450)	(12,924)
		(25,852)
Insurance – (3.1%)
Assured Guaranty Ltd.	(546)	(12,880)
Genworth Financial, Inc., Class A*	(834)	(12,952)
Hartford Financial Services Group, Inc.	(357)	(12,934)
Lincoln National Corp.	(252)	(13,008)
MBIA, Inc.*	(1,086)	(12,967)
MetLife, Inc.	(240)	(12,941)
Prudential Financial, Inc.	(141)	(13,003)
		(90,685)
Internet & Catalog Retail – (1.9%)
Amazon.com, Inc.*	(33)	(13,160)
Liberty Interactive Corp., Class A*	(441)	(12,943)
Netflix, Inc.*	(36)	(13,254)
priceline.com, Inc.*	(12)	(13,949)
		(53,306)
Internet Software & Services – (0.9%)
Akamai Technologies, Inc.*	(273)	(12,880)
Pandora Media, Inc.*	(486)	(12,928)
		(25,808)
IT Services – (0.9%)
CoreLogic, Inc.*	(363)	(12,897)
VeriFone Systems, Inc.*	(483)	(12,954)
		(25,851)
Leisure Equipment & Products – (0.4%)
Brunswick Corp.	(279)	(12,851)
Machinery – (3.6%)
Cummins, Inc.	(90)	(12,687)
Kennametal, Inc.	(249)	(12,966)
Manitowoc Co., Inc./The	(555)	(12,943)
Navistar International Corp.*	(336)	(12,832)
Oshkosh Corp.	(255)	(12,847)
PACCAR, Inc.	(219)	(12,958)
Terex Corp.	(309)	(12,975)
Timken Co.	(234)	(12,886)
		(103,094)
Media – (1.3%)
Gannett Co., Inc.	(438)	(12,956)
Sinclair Broadcast Group, Inc., Class A	(363)	(12,970)
Sirius XM Holdings, Inc.*	(3,678)	(12,836)
		(38,762)

	Number of Shares	Value
Metals & Mining – (1.8%)
Allegheny Technologies, Inc.	(363)	$(12,934)
Freeport-McMoRan Copper & Gold, Inc.	(345)	(13,020)
Steel Dynamics, Inc.	(660)	(12,896)
Worthington Industries, Inc.	(309)	(13,003)
		(51,853)
Multi-Utilities – (0.9%)
MDU Resources Group, Inc.	(423)	(12,923)
Vectren Corp.	(363)	(12,886)
		(25,809)
Oil, Gas & Consumable Fuels – (3.6%)
Cheniere Energy, Inc.*	(303)	(13,065)
Continental Resources, Inc.*	(114)	(12,827)
Newfield Exploration Co.*	(528)	(13,005)
Oasis Petroleum, Inc.*	(276)	(12,964)
Peabody Energy Corp.	(663)	(12,948)
Pioneer Natural Resources Co.	(69)	(12,701)
Rosetta Resources, Inc.*	(270)	(12,971)
SandRidge Energy, Inc.*	(2,145)	(13,020)
		(103,501)
Paper & Forest Products – (0.5%)
Louisiana-Pacific Corp.*	(699)	(12,939)
Personal Products – (1.3%)
Avon Products, Inc.	(750)	(12,915)
Herbalife Ltd.	(165)	(12,986)
Nu Skin Enterprises, Inc., Class A	(93)	(12,854)
		(38,755)
Pharmaceuticals – (0.9%)
Hospira, Inc.*	(315)	(13,003)
Salix Pharmaceuticals Ltd.*	(144)	(12,952)
		(25,955)
Professional Services – (0.4%)
Manpowergroup, Inc.	(150)	(12,879)
Real Estate Investment Trusts (REITs) – (4.0%)
Alexandria Real Estate Equities, Inc.	(204)	(12,979)
CBL & Associates Properties, Inc.	(714)	(12,824)
Corrections Corp. of America	(402)	(12,892)
Duke Realty Corp.	(858)	(12,904)
Hospitality Properties Trust	(477)	(12,893)
Host Hotels & Resorts, Inc.	(666)	(12,947)
LaSalle Hotel Properties	(417)	(12,869)
Sunstone Hotel Investors, Inc.	(960)	(12,864)
Weyerhaeuser Co.	(411)	(12,975)
		(116,147)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Number of Shares	Value
Real Estate Management & Development – (1.3%)
CBRE Group, Inc., Class A*	(492)	$(12,940)
Forest City Enterprises, Inc., Class A*	(675)	(12,892)
Jones Lang LaSalle, Inc.	(126)	(12,901)
		(38,733)
Road & Rail – (2.7%)
Avis Budget Group, Inc.*	(318)	(12,853)
CSX Corp.	(450)	(12,946)
Genesee & Wyoming, Inc., Class A*	(135)	(12,967)
Hertz Global Holdings, Inc.*	(456)	(13,051)
Kansas City Southern	(105)	(13,002)
Ryder System, Inc.	(174)	(12,838)
		(77,657)
Semiconductors & Semiconductor Equipment – (2.2%)
Atmel Corp.*	(1,644)	(12,872)
Cree, Inc.*	(207)	(12,952)
First Solar, Inc.*	(237)	(12,950)
Marvell Technology Group Ltd.	(897)	(12,899)
SunEdison, Inc.*	(993)	(12,959)
		(64,632)
Software – (1.8%)
Qlik Technologies, Inc.*	(486)	(12,942)
Red Hat, Inc.*	(231)	(12,945)
TIBCO Software, Inc.*	(573)	(12,881)
Ultimate Software Group, Inc./The*	(84)	(12,871)
		(51,639)
Specialty Retail – (3.1%)
Abercrombie & Fitch Co., Class A	(393)	(12,933)
American Eagle Outfitters, Inc.	(897)	(12,917)
Cabela's, Inc.*	(195)	(12,999)
CarMax, Inc.*	(276)	(12,977)
Lumber Liquidators Holdings, Inc.*	(126)	(12,964)
Tiffany & Co.	(138)	(12,804)
Urban Outfitters, Inc.*	(348)	(12,911)
		(90,505)

	Number of Shares	Value
Textiles, Apparel & Luxury Goods – (0.5%)
Fossil Group, Inc.*	(108)	$(12,954)
Thrifts & Mortgage Finance – (0.9%)
MGIC Investment Corp.*	(1,536)	(12,964)
Ocwen Financial Corp.*	(231)	(12,809)
		(25,773)
Trading Companies & Distributors – (0.4%)
United Rentals, Inc.*	(165)	(12,862)
Wireless Telecommunication Services – (0.5%)
Telephone & Data Systems, Inc.	(501)	(12,916)
Total Securities Sold Short (Proceeds Received $2,293,842)		(2,587,017)
Other assets less liabilities — 100.0%		2,881,122
Net Assets – 100.0%		$2,882,550
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At December 31, 2013, the aggregate amount held in a segregated account was $1,879,783.

As of December 31, 2013, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$265,037
Aggregate gross unrealized depreciation	(500,686)
Net unrealized depreciation	$(235,649)
Federal income tax cost of investments	$237,077

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)(1)	Cash Collateral (Received) Pledged		Net Amount(2)
276,182 USD	10/05/2015	Morgan Stanley	0.62%	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (Fund has long exposure to low beta companies(3))	$24,641	—		24,641
(273,629) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (Fund has short exposure to high beta companies(3))	(0.08)%	(28,824)	20,000	(4)	(8,824)
					$(4,183)			$15,817
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	High beta stocks are those stocks that are more volatile than the market index, and low beta stocks are those stocks that are less volatile than the market index. Please refer to “Principal Investment Strategies” in the Fund's Prospectus for additional information about the Fund's Target Index.
(4)	Reflects all or a portion of the amount disclosed on the Statement of Assets and Liabilities as “Segregated cash balance with custodian for swap agreements”. Under U.S. GAAP, the amount disclosed under this caption may not exceed the amount of the liability being collateralized for the benefit of the counterparty.

See accompanying notes to the financial statements.

FQF Trust

Statements of Assets and Liabilities
December 31, 2013 (Unaudited)

	QuantShares U.S. Market Neutral Momentum Fund	QuantShares U.S. Market Neutral Value Fund	QuantShares U.S. Market Neutral Size Fund	QuantShares U.S. Market Neutral Anti-Beta Fund
ASSETS
Investments in securities, at value(1)	$1,146,528	$1,228,113	$1,133,661	$2,588,445
Cash	158,065	162,827	170,502	291,125
Segregated cash balance with custodian for swap agreements (Note 2)	—	—	10,000	20,000
Segregated cash balance with broker for securities sold short (Note 2)	1,151,041	1,231,105	1,124,768	2,633,032
Unrealized appreciation on swap agreements	13,423	17,272	11,807	24,641
Receivables:
Securities sold	259,562	133,971	125,796	486,378
Dividends and interest	828	2,192	2,020	3,781
Investment adviser (Note 4)	30,022	29,913	30,032	29,219
Prepaid expenses	1,068	1,068	1,068	1,068
Total Assets	2,760,537	2,806,461	2,609,654	6,077,689
LIABILITIES
Securities sold short, at value(2)	1,156,184	1,236,332	1,136,453	2,587,017
Unrealized depreciation on swap agreements	7,399	7,459	13,193	28,824
Payables:
Securities purchased	251,961	128,760	124,702	517,954
Trustees fees (Note 4)	941	941	941	941
Dividends on securities sold short	3,172	1,269	1,891	3,793
Accrued expenses and other liabilities	55,221	53,041	56,094	56,610
Total Liabilities	1,474,878	1,427,802	1,333,274	3,195,139
Net Assets	$1,285,659	$1,378,659	$1,276,380	$2,882,550
NET ASSETS CONSIST OF:
Paid-in capital	$1,441,841	$2,162,524	$2,156,976	$7,911,402
Accumulated undistributed net investment income (loss)	(34,195)	(28,098)	(88,390)	(59,310)
Accumulated undistributed net realized gain (loss)	(305,789)	(772,987)	(754,997)	(4,935,430)
Net unrealized appreciation (depreciation) on:
Investments	189,653	102,249	195,991	263,246
Securities sold short	(11,875)	(94,842)	(231,814)	(293,175)
Swap agreements	6,024	9,813	(1,386)	(4,183)
Net Assets	$1,285,659	$1,378,659	$1,276,380	$2,882,550
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	50,001	50,000	50,001	150,001
Net Asset Value	$25.71	$27.57	$25.53	$19.22
(1)Investments in securities, at cost	$956,875	$1,125,864	$937,670	$2,325,199
(2)Securities sold short, proceeds	1,144,309	1,141,490	904,639	2,293,842

See accompanying notes to the financial statements.

FQF Trust

Statements of Operations
For the Six Months Ended December 31, 2013 (Unaudited)

	QuantShares U.S. Market Neutral Momentum Fund	QuantShares U.S. Market Neutral Value Fund	QuantShares U.S. Market Neutral Size Fund	QuantShares U.S. Market Neutral Anti-Beta Fund
INVESTMENT INCOME
Dividend income	$6,509	$14,746	$12,902	$44,593
Interest income	5	10	2	31
Foreign withholding tax on dividends	(1)	—	—	(34)
Total Investment Income	6,513	14,756	12,904	44,590
EXPENSES
Dividends on securities sold short	12,054	7,362	17,139	23,505
Special dividends on securities sold short	—	1,672	—	—
Interest on securities sold short	1,614	2,610	2,318	11,516
Investment management fees (Note 4)	3,128	3,547	4,746	14,460
Professional fees	41,303	41,303	41,303	41,303
Custody fees	15,764	15,770	15,788	15,934
Index fees	5,936	5,936	5,936	5,936
CCO fees	10,134	10,134	10,134	10,134
Treasurer fees	7,912	7,912	7,912	7,912
Listing fees	2,521	2,521	2,521	2,521
Accounting fees	13,324	13,337	13,402	13,705
Trustees fees (Note 8)	1,830	1,830	1,830	1,830
Administration fees (Note 5)	21,747	21,763	21,841	22,204
Other fees	3,417	3,419	3,418	3,418
Total Expenses before Adjustments	140,684	139,116	148,288	174,378
Less: waivers and/or reimbursements by Adviser (Note 4)	(116,914)	(116,149)	(113,904)	(109,981)
Less: other fees waived (Note 7)	(788)	(788)	(788)	(788)
Total Expenses after Adjustments	22,982	22,179	33,596	63,609
Net Investment Income (Loss)	(16,469)	(7,423)	(20,692)	(19,019)
NET REALIZED GAIN (LOSS) ON:
Investments in securities	128,432	56,958	131,970	319,834
In-kind redemptions of investments	—	181,747	378,828	1,083,413
Securities sold short	(112,331)	(198,410)	(617,255)	(2,276,752)
Swap agreements	23,393	35,590	52,498	(17,298)
Net Realized Gain (Loss)	39,494	75,885	(53,959)	(890,803)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	94,179	7,782	(137,523)	(598,251)
Securities sold short	(15,260)	(10,892)	300,240	836,475
Swap agreements	(12,716)	(30,547)	(47,111)	(54,978)
Net Change in Unrealized Appreciation (Depreciation)	66,203	(33,657)	115,606	183,246
Net Realized and Unrealized Gain (Loss)	105,697	42,228	61,647	(707,557)
Net Increase (Decrease) in Net Assets Resulting from Operations	$89,228	$34,805	$40,955	$(726,576)

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets
December 31, 2013

	QuantShares U.S. Market Neutral Momentum Fund Six Months Ended December 31, 2013 (Unaudited)	QuantShares U.S. Market Neutral Momentum Fund Year Ended June 30, 2013	QuantShares U.S. Market Neutral Value Fund Six Months Ended December 31, 2013 (Unaudited)	QuantShares U.S. Market Neutral Value Fund Year Ended June 30, 2013
OPERATIONS
Net investment income (loss)	$(16,469)	$(46,611)	$(7,423)	$(24,926)
Net realized gain (loss)	39,494	485,068	75,885	353,575
Net change in unrealized appreciation (depreciation)	66,203	(544,976)	(33,657)	282,675
Net Increase (Decrease) in Net Assets Resulting from Operations	89,228	(106,519)	34,805	611,324
DISTRIBUTIONS
Net investment income	—	—	—	—
Net realized gain	—	—	—	(180,536)
Tax return of capital	—	—	—	—
Total Distributions	—	—	—	(180,536)
CAPITAL TRANSACTIONS
Proceeds from shares issued	—	—	1,325,704	1,208,101
Cost of shares redeemed	—	(3,767,123)	(1,324,475)	(7,596,859)
Net Increase (Decrease) from Capital Transactions	—	(3,767,123)	1,229	(6,388,758)
Total Increase (Decrease) in Net Assets	89,228	(3,873,642)	36,034	(5,957,970)
NET ASSETS
Beginning of period	$1,196,431	$5,070,073	$1,342,625	$7,300,595
End of Period	$1,285,659	$1,196,431	$1,378,659	$1,342,625
Accumulated undistributed net investment income (loss) included in end of period net assets	$(34,195)	$(17,726)	$(28,098)	$(20,675)
SHARE TRANSACTIONS
Beginning of period	50,001	200,001	50,000	304,000
Shares issued in-kind (Note 9)	—	—	50,000	50,000
Shares redeemed	—	—	—	(4,000)
Shares redeemed in-kind (Note 9)	—	(150,000)	(50,000)	(300,000)
Shares Outstanding, End of Period	50,001	50,001	50,000	50,000

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets
December 31, 2013

	QuantShares U.S. Market Neutral Size Fund Six Months Ended December 31, 2013 (Unaudited)	QuantShares U.S. Market Neutral Size Fund Year Ended June 30, 2013	QuantShares U.S. Market Neutral Anti-Beta Fund Six Months Ended December 31, 2013 (Unaudited)	QuantShares U.S. Market Neutral Anti-Beta Fund Year Ended June 30, 2013
OPERATIONS
Net investment income (loss)	$(20,692)	$(94,554)	$(19,019)	$(41,158)
Net realized gain (loss)	(53,959)	233,138	(890,803)	(2,273,668)
Net change in unrealized appreciation (depreciation)	115,606	(37,204)	183,246	(779,701)
Net Increase (Decrease) in Net Assets Resulting from Operations	40,955	101,380	(726,576)	(3,094,527)
DISTRIBUTIONS
Net investment income	—	—	—	—
Net realized gain	—	—	—	(1,288)
Tax return of capital	—	—	—	—
Total Distributions	—	—	—	(1,288)
CAPITAL TRANSACTIONS
Proceeds from shares issued	—	—	—	22,930,552
Cost of shares redeemed	(2,580,969)	(2,505,332)	(11,148,036)	(14,583,907)
Net Increase (Decrease) from Capital Transactions	(2,580,969)	(2,505,332)	(11,148,036)	8,346,645
Total Increase (Decrease) in Net Assets	(2,540,014)	(2,403,952)	(11,874,612)	5,250,830
NET ASSETS
Beginning of period	$3,816,394	$6,220,346	$14,757,162	$9,506,332
End of Period	$1,276,380	$3,816,394	$2,882,550	$14,757,162
Accumulated undistributed net investment income (loss) included in end of period net assets	$(88,390)	$(67,698)	$(59,310)	$(40,291)
SHARE TRANSACTIONS
Beginning of period	150,001	250,001	700,001	400,001
Shares issued in-kind (Note 9)	—	—	—	950,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind (Note 9)	(100,000)	(100,000)	(550,000)	(650,000)
Shares Outstanding, End of Period	50,001	150,001	150,001	700,001

See accompanying notes to the financial statements.

FQF Trust

Financial Highlights for a share outstanding throughout the period

		PER SHARE OPERATING PERFORMANCE
		Investment Operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)(1)		Net realized and unrealized gain (loss)		Total investment operations	Net investment income	Net realized gains		Tax return of capital	Total distributions		Net asset value, end of period
QuantShares U.S. Market Neutral Momentum Fund
For the six months ended 12/31/13 (unaudited)	$23.93	$(0.33)		$2.11		$1.78	$—	$—		$—	$—		$25.71
Year ended June 30, 2013	25.35	(0.43	)(8)	(0.99)		(1.42)	—	—		—	—		23.93
For the period 09/06/11* – 06/30/12	25.00	(0.28)		1.25		0.97	—	(0.61)		(0.01)	(0.62)		25.35
QuantShares U.S. Market Neutral Value Fund
For the six months ended 12/31/13 (unaudited)	26.85	(0.14	)(9)	0.86		0.72	—	—		—	—		27.57
Year ended June 30, 2013	24.02	(0.14	)(10)	3.68		3.54	—	(0.71)		—	(0.71)		26.85
For the period 09/12/11* – 06/30/12	25.00	(0.09)		(0.31)		(0.40)	—	(0.58)		—	(0.58)		24.02
QuantShares U.S. Market Neutral Size Fund
For the six months ended 12/31/13 (unaudited)	25.44	(0.28)		0.37		0.09	—	—		—	—		25.53
Year ended June 30, 2013	24.88	(0.47)		1.03		0.56	—	—		—	—		25.44
For the period 09/06/11* – 06/30/12	25.00	(0.40)		0.46		0.06	—	(0.18)		—	(0.18)		24.88
QuantShares U.S. Market Neutral Anti-Beta Fund
For the six months ended 12/31/13 (unaudited)	21.08	(0.07)		(1.79)		(1.86)	—	—		—	—		19.22
Year ended June 30, 2013	23.77	(0.05	)(11)	(2.64)		(2.69)	—	—	(12)	—	—	(12)	21.08
For the period 09/12/11* – 06/30/12	25.00	0.02		(0.83	)(13)	(0.81)	(0.02)	(0.40)		—	(0.42)		23.77
*	Commencement of investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Had certain expenses not been waived/reimbursed during the periods, if applicable, total returns would have been lower.
(5)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.
(6)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.
(7)	In-kind transactions are not included in portfolio turnover calculations.
(8)	Reflects a special dividend paid out during the period by one of the Fund's short positions. Had the Fund not incurred the related expense, the net investment income (loss) per share would have been $(0.38) and the net investment income ratio would have been (1.50)%.
(9)	Reflects a special dividend paid out during the period by one of the Fund's short positions. Had the Fund not incurred the related expense, the net investment income (loss) per share would have been $(0.11) and the net investment income ratio would have been (0.81)%.
(10)	Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend the net investment income (loss) per share would have been $(0.18) and the net investment income ratio would have been (0.72)%.
(11)	Reflects a special dividend paid out during the period by one of the Fund's short positions. Had the Fund not incurred the related expense, the net investment income (loss) per share would have been $(0.01) and the net investment income ratio would have been (0.07)%.
(12)	Per share amount is less than $0.01.
(13)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

See accompanying notes to the financial statements.

	RATIOS/SUPPLEMENTAL DATA
	Ratios to Average Net Assets of(2)						Total Return(3)(4)
	Expenses, after waivers and before securities sold short	Expenses, after waivers and securities sold short	Expenses, before waivers and after securities sold short	Net investment income (loss)		Net investment income (loss), before waivers	Net asset value(5)	Market value(6)	Portfolio turnover rate (excluding short sales)(3),(7)	Portfolio turnover rate (including short sales)(3),(7)	Ending net assets (thousands)
QuantShares U.S. Market Neutral Momentum Fund
For the six months ended 12/31/13 (unaudited)	1.49%	3.68%	22.50%	(2.63)%		(21.46)%	7.39%	8.61%	87%	178%	$1,286
Year ended June 30, 2013	1.16	3.40	8.74	(1.70	)(8)	(7.04)	(5.60)	(7.28)	211	417	1,196
For the period 09/06/11* – 06/30/12	0.99	2.65	5.40	(1.42)		(4.17)	4.04	4.28	196	372	5,070
QuantShares U.S. Market Neutral Value Fund
For the six months ended 12/31/13 (unaudited)	1.49	3.14	19.68	(1.05	)(9)	(17.59)	2.64	2.72	44	212	1,379
Year ended June 30, 2013	1.26	2.82	5.55	(0.55	)(10)	(3.28)	15.09	15.13	116	263	1,343
For the period 09/12/11* – 06/30/12	0.99	2.46	4.80	(0.46)		(2.81)	(1.70)	(1.70)	88	184	7,301
QuantShares U.S. Market Neutral Size Fund
For the six months ended 12/31/13 (unaudited)	1.49	3.54	15.63	(2.18)		(14.27)	0.27	0.35	25	58	1,276
Year ended June 30, 2013	1.28	3.60	6.13	(1.89)		(4.42)	2.25	2.25	101	153	3,816
For the period 09/06/11* – 06/30/12	0.99	3.30	5.26	(1.94)		(3.90)	0.28	0.28	90	312	6,220
QuantShares U.S. Market Neutral Anti-Beta Fund
For the six months ended 12/31/13 (unaudited)	0.99	2.20	6.04	(0.66)		(4.49)	(8.91)	(8.91)	35	110	2,883
Year ended June 30, 2013	0.99	2.72	3.23	(0.22	)(11)	(0.74)	(11.31)	(11.30)	113	363	14,757
For the period 09/12/11* – 06/30/12	0.99	2.22	4.74	0.11		(2.41)	(3.21)	(3.13)	68	207	9,506

See accompanying notes to the financial statements.

FQF Trust
Notes to Financial Statements
December 31, 2013 (Unaudited)

1. Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently consists of four series (collectively the “Funds” or individually a “Fund”): QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, and QuantShares U.S. Market Neutral Anti-Beta Fund. FFCM, LLC (the “Adviser”) is the investment adviser to each Fund. Each Fund is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”), which is a Dow Jones U.S. Thematic Market Neutral Index. There can be no assurance that the Funds will achieve their respective investment objectives.

The Funds had no operations from July 27, 2011 (initial seeding date) until each Fund’s respective commencement of operations date other than matters related to their organization and sale and issuance of 4,000 shares of beneficial interest in QuantShares U.S. Market Neutral Value Fund to the Adviser at the net asset value of $25.00 per share.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The value of each Fund’s securities held long and securities held short is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines which were approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Open-end investment companies are valued at their net asset value.

Generally, the Fund prices its swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Such valuations would

FQF Trust
Notes to Financial Statements (continued)
December 31, 2013 (Unaudited)

typically be categorized as Level 2 in the fair value hierarchy described below. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day, where such securities are of the highest credit quality. Amortized cost shall not be used if its use would be inappropriate due to credit or other impairments of the issuer. Securities valued using amortized cost would typically be categorized as Level 2 in the fair value hierarchy described below.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Fair Value Measurements and Disclosures — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” The standard clarified the application of their existing fair value measurement requirements, changed certain principles related to measuring fair value, and required additional disclosures about fair value measurements. Required disclosures were expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs, is required. The standard was effective for annual periods beginning after December 15, 2011 and is to be applied prospectively.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2013 (Unaudited)

The following is a summary of the valuations as of December 31, 2013, for each Fund based upon the three levels defined above:

	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Other Significant Unobservable Inputs
	Common Stocks	Swap Agreements*		Totals
QuantShares U.S. Market Neutral Momentum Fund
Assets:	$1,146,528	$13,423	$—	$1,159,951
Liabilities:	(1,156,184)	(7,399)	—	(1,163,583)
Totals:	$(9,656)	$6,024	$—	$(3,632)
QuantShares U.S. Market Neutral Value Fund
Assets:	$1,228,113	$17,272	$—	$1,245,385
Liabilities:	(1,236,332)	(7,459)	—	(1,243,791)
Totals:	$(8,219)	$9,813	$—	$1,594
QuantShares U.S. Market Neutral Size Fund
Assets:	$1,133,661	$11,807	$—	$1,145,468
Liabilities:	(1,136,453)	(13,193)	—	(1,149,646)
Totals:	$(2,792)	$(1,386)	$—	$(4,178)
QuantShares U.S. Market Neutral Anti-Beta Fund
Assets:	$2,588,445	$24,641	$—	$2,613,086
Liabilities:	(2,587,017)	(28,824)	—	(2,615,841)
Totals:	$1,428	$(4,183)	$—	$(2,755)
*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

For the period ended December 31, 2013, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

There were no transfers between Levels 1, 2, and 3 for the period ending December 31, 2013, based on the valuation input Levels assigned to securities on June 30, 2013.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to maintain exempt status under the 1940 Act.

Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2013 (Unaudited)

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.

Futures

The Funds may purchase or sell stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from

FQF Trust
Notes to Financial Statements (continued)
December 31, 2013 (Unaudited)

the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Although the Funds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market. None of the Funds had any futures outstanding for the six months ended December 31, 2013.

Swap Agreements

The Funds may enter into swap agreements. The Funds may enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap

FQF Trust
Notes to Financial Statements (continued)
December 31, 2013 (Unaudited)

agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Funds’ ISDA agreements contain provisions that require the Funds to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of a Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Funds were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, a Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

The Funds used swap contracts to simulate full investment in each Fund’s respective Target Index. The following represents the average outstanding swap contracts for the period ended December 31, 2013:

Fund	Average Contract Long	Average Contract Short
QuantShares U.S. Market Neutral Momentum Fund	$128,509	$(124,473)
QuantShares U.S. Market Neutral Value Fund	141,613	(140,128)
QuantShares U.S. Market Neutral Size Fund	211,024	(209,259)
QuantShares U.S. Market Neutral Anti-Beta Fund	674,512	(684,939)

The following table indicates the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of December 31, 2013
	Derivatives not accounted for as hedging instruments under ASC 815	Location	Assets	Liabilities
Fund			Value	Value
	Swap agreements	Statements of Assets and Liabilities
QuantShares U.S. Market Neutral Momentum Fund			$13,423	$7,399
QuantShares U.S. Market Neutral Value Fund			17,272	7,459
QuantShares U.S. Market Neutral Size Fund			11,807	13,193
QuantShares U.S. Market Neutral Anti-Beta Fund			24,641	28,824

FQF Trust
Notes to Financial Statements (continued)
December 31, 2013 (Unaudited)

The Effect of Derivative Instruments on the Statements of Operations as of December 31, 2013
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Swap agreements
QuantShares U.S. Market Neutral Momentum Fund		$23,393	$(12,716)
QuantShares U.S. Market Neutral Value Fund		35,590	(30,547)
QuantShares U.S. Market Neutral Size Fund		52,498	(47,111)
QuantShares U.S. Market Neutral Anti-Beta Fund		(17,298)	(54,978)

Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement.

In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds.

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of December 31, 2013, management of the Funds has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.

Distributions to shareholders from net investment income, if any, are distributed annually. Net capital gains are distributed at least annually.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2013 (Unaudited)

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Investment Management Fees

Under an investment management agreement between the Adviser and the Trust, on behalf of each Fund (“Management Agreement”), the Funds pay the Adviser a fee at an annualized rate, based on each Fund’s average daily net assets, of 0.50%. The Adviser manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Funds, subject to the general supervision and control of the Board. The Trust pays all expenses of its operations and business not specifically assumed or agreed to be paid by the Adviser.

The Adviser has contractually undertaken until October 31, 2014 to forgo current payment of fees and/or reimburse expenses of each Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of each Fund are limited to 1.49% of average daily net assets. This undertaking can only be changed with the approval of the Board of Trustees. In addition, the Adviser has voluntarily determined to waive fees and/or reimburse expenses until further notice to the extent necessary to prevent the Operating Expenses of the QuantShares U.S. Market Neutral Anti-Beta Fund from exceeding 0.99% of average daily net assets. This voluntary waiver and/or reimbursement may be discontinued at any time.

For the period ended December 31, 2013, management fee waivers and expense reimbursements were as follows:

Fund	Management Fees Waived	Expense Reimbursements
QuantShares U.S. Market Neutral Momentum Fund	$3,128	$113,786
QuantShares U.S. Market Neutral Value Fund	3,547	112,602
QuantShares U.S. Market Neutral Size Fund	4,746	109,158
QuantShares U.S. Market Neutral Anti-Beta Fund	14,460	95,521

FQF Trust
Notes to Financial Statements (continued)
December 31, 2013 (Unaudited)

Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund pursuant to the contractual expense limitation described above. Such repayment would increase a Fund’s expenses, and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser”. However, repayment would only occur up to the point of each Fund’s contractual Operating Expense limitation of 1.49% of average daily net assets. In the case of QuantShares U.S. Market Neutral Anti-Beta Fund, so long as the voluntary Operating Expense limitation of 0.99% remains in effect, repayment would be further limited to that level. Any such repayment must be made within three years from the date the expense was borne by the Adviser. For the six months ended December 31, 2013, none of the Funds repaid expenses to the Adviser. As of December 31, 2013, the amounts eligible for repayment and the associated period of expiration are as follows:

	Expires			Total Eligible for Recoupment
Fund	2015	2016	2017
QuantShares U.S. Market Neutral Momentum Fund	$164,927	$193,726	$—	$358,653
QuantShares U.S. Market Neutral Value Fund	156,825	179,616	—	336,441
QuantShares U.S. Market Neutral Size Fund	173,404	175,034	—	348,438
QuantShares U.S. Market Neutral Anti-Beta Fund	112,769	125,784	—	238,553

5. Administration Fees

JPMorgan Chase Bank, N.A. acts as Administrator to the Funds. The Administrator provides the Funds with all required general administrative services. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets and subject to certain minimum levels. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties.

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as Custodian to the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

7. Distribution and Service Plan & Fund Officers

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds and may cost you more than other types of sales charges.

Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Funds. FMS has agreed to temporarily waive a portion of its fees until further notice. Neither FCS nor FMS have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2013 (Unaudited)

8. Trustees Fees

The Trust pays each Independent Trustee $5,000 per year for attendance at meetings of the Board with such amount paid pro rata on a quarterly basis. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings.

9. Issuance and Redemption of Fund Shares

The Funds are exchange-traded funds or ETFs. Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer. Because Fund shares purchased on a securities exchange trade at market prices, rather than net asset value (“NAV”), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only directly issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) at NAV to Authorized Participants who have entered into agreements with the Fund’s Distributor.

10. Investment Transactions

For the period ended December 31, 2013, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

	Purchases		Sales
Fund	Long	Short Covers	Long	Short
QuantShares U.S. Market Neutral Momentum Fund	$971,810	$1,011,337	$1,123,171	$964,195
QuantShares U.S. Market Neutral Value Fund	532,434	2,029,044	718,154	1,853,615
QuantShares U.S. Market Neutral Size Fund	460,083	2,871,092	798,242	261,791
QuantShares U.S. Market Neutral Anti-Beta Fund	2,106,235	14,258,352	4,504,687	2,071,356

11. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at market value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended December 31, 2013, the value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Value	Realized Gain
QuantShares U.S. Market Neutral Momentum Fund	$—	$—
QuantShares U.S. Market Neutral Value Fund	1,256,811	181,747
QuantShares U.S. Market Neutral Size Fund	2,327,210	378,828
QuantShares U.S. Market Neutral Anti-Beta Fund	9,963,005	1,083,413

During the period, certain Funds of the Trust received cash and securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended December 31, 2013, the value of the securities received for subscriptions were as follows:

Fund	Value
QuantShares U.S. Market Neutral Value Fund	$1,220,103

12. Principal Risks

Momentum Risk:  For the QuantShares U.S. Market Neutral Momentum Fund, momentum investing entails investing in securities that have recently had higher total returns and shorting securities that have had lower total returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be

FQF Trust
Notes to Financial Statements (continued)
December 31, 2013 (Unaudited)

an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Value Risk:  For the QuantShares U.S. Market Neutral Value Fund, value investing entails investing in securities that are inexpensive (or “cheap”) relative to other stocks in the universe based on ratios such as earnings to price or book to price and shorting securities that are expensive based on the same ratios. There may be periods when the value style is out of favor, and during which the investment performance of a fund using a value strategy may suffer. In addition, value stocks, including those in the Target Index, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down.

Size Risk:  For the QuantShares U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have smaller market capitalizations and shorting securities within the universe that have larger market capitalizations. There may be periods when the size style is out of favor, and during which the investment performance of a fund using a size strategy may suffer.

Anti-Beta Risk:  For the QuantShares U.S. Market Neutral Anti-Beta Fund, anti-beta investing entails investing in securities that are less volatile and shorting securities that are more volatile relative to a market index based on historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe. Volatile stocks are subject to sharp swings in value.

Derivatives Risk:  Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk:  To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk:  A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and to increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount. Leverage may magnify the Fund’s gains or losses.

Market Neutral Style Risk:  There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits a Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit a Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Funds’ short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition, because each Fund employs a dollar neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Passive Investment Risk:  The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2013 (Unaudited)

Premium/Discount Risk:  Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

Short Sale Risk:  If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns.

13. Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds' organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds' maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds' indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

14. Significant Matter

There have been redemptions from certain of the Funds that significantly reduced the net assets of the Trust. These conditions raise substantial doubt about the Funds’ ability to continue as a going concern. The Adviser has disclosed to the Trustees that it is pursuing various strategic alternatives, which would allow for its continued operations and the payment of future obligations under its fee waiver and expense limitation agreement with the Trust. Such alternatives could include, but are not limited to, the issuance of debt or equity by the Adviser. If the Adviser is not successful in its efforts to raise additional capital, it could result in the liquidation of the Funds.

15. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

FQF Trust
Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees and other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2013.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2013.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

FQF Trust
Expense Examples (Unaudited)

	Beginning Account Value 07/01/13	Ending Account Value 12/31/13	Expenses Paid During the Period*	Annualized Expense Ratio During Period
QuantShares U.S. Market Neutral Momentum Fund
Actual	$1,000.00	$1,073.90	$19.24	3.68%
Hypothetical	$1,000.00	$1,006.65	$18.61	3.68%
QuantShares U.S. Market Neutral Value Fund
Actual	$1,000.00	$1,026.40	$16.04	3.14%
Hypothetical	$1,000.00	$1,009.38	$15.90	3.14%
QuantShares U.S. Market Neutral Size Fund
Actual	$1,000.00	$1,002.70	$17.87	3.54%
Hypothetical	$1,000.00	$1,007.36	$17.91	3.54%
QuantShares U.S. Market Neutral Anti-Beta Fund
Actual	$1,000.00	$910.90	$10.60	2.20%
Hypothetical	$1,000.00	$1,014.12	$11.17	2.20%
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one half year period).

FQF Trust
Board Approval of Investment Advisory Agreement (Unaudited)

At a meeting held on August 21, 2013, the Board of Trustees of FQF Trust (“Board”), including the Trustees who are not “interested persons” of FFCM, LLC (“Adviser”) (including its affiliates) (such Trustees, the “Independent Trustees”), approved the renewal of the Investment Advisory Agreement (“Agreement”) for QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, and QuantShares U.S. Market Neutral Anti-Beta Fund (the “Funds”) for a period of 190 days.

Nature, Quality and Extent of Service

In evaluating the Agreement, the Board, including the Independent Trustees, reviewed materials furnished by the Adviser and met with senior representatives of the Adviser regarding their personnel and operations. The Board considered the following factors, among others, in connection with its renewal of the Agreement: (1) the nature, extent, and quality of the services provided by the Adviser; (2) the investment performance of each Fund; (3) the costs of the services provided; (4) the extent to which economies of scale might be realized as each Fund grows; (5) whether fee levels reflect any such potential economies of scale, if any, for the benefit of investors in each Fund; and (6) any other benefits derived by the Adviser from its relationship with the Fund. The Board also reviews a wide variety of materials relating to the nature, extent and quality of the Adviser’s services, including information concerning each Fund’s performance, at each quarterly meeting of the Board. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. The Board evaluated the terms of the Agreement, the overall fairness of it to each Fund and whether the Agreement was in the best interests of each Fund and its shareholders.

With respect to the nature, extent and quality of the services provided, the Board considered the portfolio management and other personnel of the Adviser who perform services for each Fund. Among other things, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management team in managing market neutral strategies and the management of each Fund’s investments in accordance with the Fund’s stated investment objectives and policies. The Board also considered the Adviser’s compliance program, including its policies and procedures regarding brokerage and allocation of portfolio transactions for each Fund.

The Board discussed with the Adviser the adequacy of the Adviser’s resources, including the Adviser’s ability to provide high-quality investment advisory services to the Funds. The Board noted that the Adviser had contractually agreed to limit each Fund’s expenses under an Expense Limitation Agreement at 1.49% of each Fund’s average daily net assets, and has agreed to continue these limits. The Board also noted that the Adviser was voluntarily limiting expenses of the QuantShares U.S. Market Neutral Anti-Beta Fund to 0.99% of that Fund’s average daily net assets, and would continue this voluntary limit. The Board discussed with the Adviser its ability to maintain these expense limitations in light of the losses it was incurring for managing the Funds and its liabilities as indicated in its financial statements, and discussed with the Adviser its prospects for additional financing. The Board also considered the Adviser’s representation that it reasonably expects to be able to meet its obligations under the Funds’ Expense Limitation Agreements into early 2014. Accordingly, after discussion of various options, the Board determined that continuation of the Agreement should not extend for a full calendar year, but only for a period of 190 days, through approximately February 2014, through which time the Adviser would pursue additional financing and the Board could reconsider renewal of the Agreement for an additional term.

Fees and Expenses — Investment Performance of the Funds

With respect to the performance of each Fund, the Board considered each Fund’s performance both since inception and for the period from April 1, 2013 through June 30, 2013, including each Fund’s total returns compared to those funds historically identified as somewhat comparable and in each Fund’s peer group, as identified by the Adviser. The Board recognized that certain funds in the peer groups had different sector focus and beta than the Funds, leading to different performance results, and noted the Adviser’s representation that the Funds had very few, if any, direct competitors. The Board reviewed with the Adviser each Fund’s tracking

FQF Trust
Board Approval of Investment Advisory Agreement (Unaudited)

error, noting that the Funds have maintained a very tight tracking error with their respective target indexes, and that each Fund’s tracking error was well within the requirements of the Funds’ exemptive order. The Board also discussed with the Adviser the quality of the target indexes, and considered the Adviser’s observation that the target indexes were working as designed.

Costs of Services and Profits

With respect to the overall fairness of the Agreement, the Board considered the fee structure of the Agreement for each Fund and any fall-out benefits likely to accrue to the Adviser or its affiliates as a result of their relationship with the Funds. In this regard, the Board considered information in the Board materials concerning the Adviser’s intended usage of soft dollars and reviewed a comparison of each Fund’s management fee and overall expense ratio to a peer group of comparable registered funds. The Board considered the Adviser’s representation that fees charged to separate accounts and private funds that pursue market neutral strategies are generally much higher and can include performance fees of 20% in addition to advisory fees of 2%. The Board also considered that the Funds are the first long/short or market neutral exchange-traded index funds (“ETFs”) to be approved by the U.S. Securities and Exchange Commission and that, therefore, a true peer comparison is not possible. The Board also considered the contractual waiver undertaken by the Adviser, as noted above, and the additional voluntary waiver for one Fund. The Adviser provided additional information on its cost of services and profitability under the Agreement, including the Adviser’s break-even analysis.

Economies of Scale

The Board discussed any anticipated economies of scale in relation to the services the Adviser provides to each Fund, noting that the Funds were not profitable to the Adviser and that, at this time, it was too soon to properly evaluate potential economies of scale, and the Board observed the losses incurred by the Adviser for managing and supporting the Funds since their inception.

Other Benefits

In approving the Agreement, the Board concluded that its terms are fair and reasonable and that approval of the Agreement is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that the Adviser could be expected to continue to provide a high level of service to each Fund; that each Fund’s fee structure appeared to the Board to be reasonable given the nature and quality of services provided; and that the benefits accruing to the Adviser (and its affiliates) by virtue of their relationship to each Fund were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to each Fund. In light of the Adviser’s financial condition, the Board did not feel it appropriate to renew the Agreement for a full one-year term, but approved the continuation of the Agreement for 190 days from the date of the meeting, at which time the Board would reconsider renewal of the Agreement for an additional term, recognizing that the Board could monitor the Adviser’s financial condition and prospects for recapitalizing until such renewal.

Based on their review and all of the relevant facts and circumstances, the Trustees concluded that the Funds and their shareholders could benefit from the Adviser’s continued management of the Funds. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Trust counsel discussing the legal standards applicable to its consideration of the Agreement, and met in a private session with independent counsel at which no representatives of the Adviser were present. The Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Agreement, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant in the exercise of its reasonable business judgment, and that the advisory fee was reasonable for each Fund.

FQF Trust
Additional Information (Unaudited)

Proxy Voting Information

A description of FQF Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.quant-shares.com or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling collect 1-617-292-9801.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling collect 1-617-292-9801 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

FQF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Trust’s website at www.quant-shares.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

FQF Trust

60 State Street
7th Floor, Suite 727
Boston, MA 02109
www.quant-shares.com

Distributor:
Foreside Fund Services, LLC

3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code Of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ William DeRoche

William DeRoche

President

February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William DeRoche

William DeRoche

President

February 28, 2014

By:	/s/ William C. Cox

William C. Cox

Principal Financial Officer and Treasurer

February 28, 2014